UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2010

Item 1. Reports to Stockholders

Semiannual report Delaware Core Plus Bond Fund January 31, 2010 Fixed income mutual fund
This semiannual report is for the information of Delaware Core Plus Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Core Plus Bond Fund.

The figures in the semiannual report for Delaware Core Plus Bond Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Core Plus Bond Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments®  Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Core Plus Bond Fund at www.delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions
On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware Core Plus Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type and credit quality breakdown	3
Statement of net assets	5
Statement of operations	30
Statements of changes in net assets	32
Financial highlights	34
Notes to financial statements	44
Other Fund information	61
About the organization	70

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period August 1, 2009 to January 31, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2009 to January 31, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Core Plus Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/09	1/31/10	Expense Ratio	8/1/09 to 1/31/10*
Actual Fund return
Class A	$1,000.00	$1,076.60	0.92%	$4.82
Class B	1,000.00	1,072.60	1.67%	8.72
Class C	1,000.00	1,073.90	1.67%	8.73
Class R	1,000.00	1,076.60	1.17%	6.12
Institutional Class	1,000.00	1,077.90	0.67%	3.51
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.57	0.92%	$4.69
Class B	1,000.00	1,016.79	1.67%	8.49
Class C	1,000.00	1,016.79	1.67%	8.49
Class R	1,000.00	1,019.31	1.17%	5.96
Institutional Class	1,000.00	1,021.83	0.67%	3.41

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Security type and credit quality breakdown
Delaware Core Plus Bond Fund	As of January 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type	Percentage of net assets
Agency Collateralized Mortgage Obligations	2.96%
Agency Mortgage-Backed Securities	12.14%
Commercial Mortgage-Backed Securities	9.49%
Convertible Bonds	0.27%
Corporate Bonds	50.46%
Banking	8.88%
Basic Industries	3.65%
Brokerage	2.32%
Capital Goods	2.33%
Communications	10.91%
Consumer Cyclical	2.75%
Consumer Non-Cyclical	4.53%
Electric	3.95%
Energy	5.28%
Finance Companies	2.62%
Insurance	0.67%
Natural Gas	0.82%
Real Estate	0.76%
Technology	0.99%
Municipal Bonds	0.57%
Non-Agency Asset-Backed Securities	6.29%
Non-Agency Collateralized Mortgage Obligations	3.10%
Regional Authority	0.02%
Senior Secured Loans	2.10%
Sovereign Debt	1.48%

Security type and credit quality breakdown
Delaware Core Plus Bond Fund

Security type	Percentage of net assets
Supranational Banks	1.05%
U.S. Treasury Obligations	7.41%
Preferred Stock	0.29%
Discount Note	9.78%
Securities Lending Collateral	0.65%
Total Value of Securities	108.06%
Obligation to Return Securities Lending Collateral	(0.66%)
Liabilities Net of Receivables and Other Assets	(7.40%)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	42.39%
AA	4.78%
A	13.30%
BBB	20.59%
BB	9.53%
B	7.27%
CCC	2.14%
Total	100.00%

* Bond ratings are determined by independent, nationally recognized statistical rating organizations.

Statement of net assets
Delaware Core Plus Bond Fund	January 31, 2010 (Unaudited)

		Principal amount°		Value (U.S. $)
Agency Collateralized Mortgage Obligations – 2.96%
	Fannie Mae Grantor Trust
	Series 2001-T10 A1 7.00% 12/25/41	USD	182,173	$202,981
	Series 2002-T1 A2 7.00% 11/25/31		99,745	111,138
	Fannie Mae Interest Strip
	Series 35-2 12.00% 7/1/18		60,027	75,548
	Series J-1 7.00% 11/1/10		166	168
	Fannie Mae REMIC
	Series 1988-15 A 9.00% 6/25/18		1,007	1,142
	Series 1996-46 ZA 7.50% 11/25/26		128,401	141,450
	Series 2002-83 GH 5.00% 12/25/17		465,000	496,416
•	Fannie Mae Series 2006-M2 A2F
	5.259% 5/25/20		305,000	325,103
	Fannie Mae Whole Loan Series 2002-W1 2A
	7.50% 2/25/42		104,319	118,076
	Freddie Mac REMIC
	Series 2557 WE 5.00% 1/15/18		300,000	320,901
	Series 2662 MA 4.50% 10/15/31		165,755	173,114
	Series 3131 MC 5.50% 4/15/33		200,000	214,247
	Series 3173 PE 6.00% 4/15/35		325,000	351,001
	Series 3337 PB 5.50% 7/15/30		215,000	227,704
w	Freddie Mac Structured Pass Through Securities
	Series T-42 A5 7.50% 2/25/42		38,311	43,121
Total Agency Collateralized Mortgage Obligations
(cost $2,633,107)				2,802,110

Agency Mortgage-Backed Securities – 12.14%
	Fannie Mae 10.50% 6/1/30		11,189	12,999
•	Fannie Mae ARM
	4.994% 8/1/35		241,151	254,711
	5.143% 11/1/35		153,747	161,891
	6.332% 7/1/36		457,197	485,034
	Fannie Mae S.F. 15 yr
	5.00% 5/1/21		246,094	262,021
	8.00% 10/1/16		130,455	142,811
	Fannie Mae S.F. 15 yr TBA 4.00% 2/1/25		1,100,000	1,118,907
	Fannie Mae S.F. 30 yr
	5.00% 12/1/36 to 2/1/38		1,096,270	1,141,189
	6.00% 11/1/37		766,899	821,520
	8.00% 2/1/30		22,211	25,559
	10.00% 7/1/20 to 2/1/25		234,839	261,521

Statement of net assets
Delaware Core Plus Bond Fund

	Principal amount°		Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr TBA 4.50% 2/1/40	USD	2,465,000	$2,489,651
• Freddie Mac ARM
5.682% 7/1/36		111,432	117,728
5.817% 10/1/36		322,550	340,741
Freddie Mac S.F. 15 yr
4.50% 7/1/24		540,332	562,668
5.00% 6/1/18 to 1/1/24		299,571	317,512
5.50% 8/1/23		198,860	212,589
Freddie Mac S.F. 30 yr
8.00% 5/1/31		165,992	191,008
10.00% 1/1/19		15,163	17,123
11.50% 6/1/15 to 3/1/16		42,472	48,883
Freddie Mac S.F. 30 yr TBA
4.00% 2/1/40		600,000	586,406
5.00% 2/1/40		1,300,000	1,350,986
GNMA I GPM
11.00% 3/15/13		13,745	15,134
12.25% 3/15/14		7,241	8,261
GNMA I S.F. 30 yr
7.50% 1/15/32		19,173	21,674
8.00% 5/15/30		14,037	16,157
9.50% 10/15/19 to 3/15/23		51,294	58,719
10.00% 9/15/18		10,179	11,638
11.00% 7/15/10 to 9/15/15		17,899	19,976
11.50% 7/15/15		3,666	4,151
12.00% 12/15/12 to 11/15/15		103,324	116,846
12.50% 5/15/10 to 1/15/16		38,173	44,218
GNMA II GPM 10.75% 3/20/16		6,117	6,745
GNMA II S.F. 30 yr
7.50% 9/20/30		26,458	29,791
8.00% 6/20/30		14,452	16,576
10.00% 11/20/15 to 6/20/21		37,360	42,847
10.50% 3/20/16 to 2/20/21		60,339	67,638
11.00% 5/20/15 to 7/20/19		1,160	1,290
12.00% 3/20/14 to 5/20/15		7,299	8,133
12.50% 10/20/13 to 7/20/15		30,656	34,395
GNMA S.F. 15 yr 6.50% 7/15/14		50,606	54,612
Total Agency Mortgage-Backed Securities
(cost $11,206,467)			11,502,259

		Principal amount°		Value (U.S. $)
Commercial Mortgage-Backed Securities – 9.49%
#	American Tower Trust 144A
	Series 2007-1A AFX 5.42% 4/15/37	USD	300,000	$311,250
	Series 2007-1A D 5.957% 4/15/37		35,000	36,313
	Bank of America Commercial
	Mortgage Securities
	•Series 2004-3 A5 5.413% 6/10/39		160,000	166,106
	Series 2004-5 A3 4.561% 11/10/41		450,000	459,677
	•Series 2005-1 A5 5.094% 11/10/42		80,000	82,134
	•Series 2005-6 A4 5.178% 9/10/47		40,000	41,124
	Series 2006-4 A4 5.634% 7/10/46		200,000	191,465
	•Series 2007-4 AM 5.811% 2/10/51		125,000	99,285
	Bear Stearns Commercial Mortgage Securities
	Series 2005-PWR9 A4A 4.871% 9/11/42		475,000	476,024
	•Series 2005-PW10 AM 5.449% 12/11/40		335,000	303,805
	•Series 2005-PW10 A4 5.405% 12/11/40		320,000	328,167
	•Series 2005-T20 A4A 5.149% 10/12/42		350,000	361,471
	•Series 2006-PW12 A4 5.719% 9/11/38		55,000	57,612
	Series 2006-PW14 A4 5.201% 12/11/38		300,000	289,926
	Series 2007-PW15 A4 5.331% 2/11/44		330,000	294,560
	•Series 2007-PW16 A4 5.719% 6/11/40		300,000	282,035
w•	Commercial Mortgage Pass Through Certificates
	Series 2005-C6 A5A 5.116% 6/10/44		210,000	211,548
#	Credit Suisse First Boston Mortgage Securities
	Series 2001-SPGA A2 144A 6.515% 8/13/18		255,000	269,091
•	Credit Suisse Mortgage Capital Certificates
	Series 2006-C1 AAB 5.544% 2/15/39		115,000	117,486
	Goldman Sachs Mortgage Securities II
	Series 2004-GG2 A6 5.396% 8/10/38		405,000	413,492
	Series 2005-GG4 A4A 4.751% 7/10/39		600,000	602,161
	Series 2006-GG6 A4 5.553% 4/10/38		685,000	658,451
	#•@Series 2006-RR3 A1S 144A 5.661% 7/18/56		310,000	89,900
	•Series 2007-GG10 A4 5.805% 8/10/45		220,000	191,290
•	Greenwich Capital Commercial Funding
	Series 2004-GG1 A7 5.317% 6/10/36		145,000	150,953
	Series 2005-GG5 A5 5.224% 4/10/37		140,000	138,291

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
	Commercial Mortgage-Backed Securities (continued)
	JPMorgan Chase Commercial
	Mortgage Securities
	Series 2002-C2 A2 5.05% 12/12/34	USD	200,000	$207,832
	Series 2005-LDP4 A4 4.918% 10/15/42		150,000	151,038
	•Series 2005-LDP5 A4 5.179% 12/15/44		475,000	487,054
	Series 2006-LDP9 A2 5.134% 5/15/47		150,000	150,157
	LB-UBS Commercial Mortgage Trust
	2004-C1 A4 4.568% 1/15/31		180,000	180,164
	Merrill Lynch Mortgage Trust
	Series 2005-CIP1 A2 4.96% 7/12/38		210,000	215,329
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A 4.989% 8/13/42		492,000	498,243
	•Series 2007-T27 A4 5.649% 6/11/42		475,000	478,616
	Total Commercial Mortgage-Backed Securities
	(cost $8,218,038)			8,992,050

	Convertible Bonds – 0.27%
Φ	Hologic 2.00% exercise price $38.59,
	expiration date 12/15/37		170,000	143,650
#	Virgin Media 144A 6.50% exercise price $19.22,
	expiration date 11/15/16		105,000	114,450
	Total Convertible Bonds (cost $192,674)			258,100

	Corporate Bonds – 50.46%
	Banking – 8.88%
	Bank of America
	5.125% 11/15/14		95,000	99,053
	5.30% 3/15/17		250,000	246,555
	6.10% 6/15/17		250,000	258,216
	Barclays Bank
	6.75% 5/22/19		100,000	111,852
	#144A 6.05% 12/4/17		560,000	579,923
	BB&T 5.25% 11/1/19		277,000	280,659
	Citigroup
	6.01% 1/15/15		140,000	145,861
	6.375% 8/12/14		355,000	377,072
	6.50% 8/19/13		232,000	250,798
#@	CoBank 144A 7.875% 4/16/18		250,000	278,601

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Credit Suisse 5.40% 1/14/20	USD	120,000	$120,069
	Credit Suisse/New York 6.00% 2/15/18		195,000	206,205
	Export-Import Bank of Korea 5.875% 1/14/15		325,000	349,712
	JPMorgan Chase 6.00% 10/1/17		250,000	268,682
	JPMorgan Chase Capital XVIII 6.95% 8/17/36		90,000	89,751
	JPMorgan Chase Capital XXII 6.45% 2/2/37		110,000	102,919
	JPMorgan Chase Capital XXV 6.80% 10/1/37		326,000	329,505
	KeyBank 5.80% 7/1/14		250,000	253,709
	KFW 10.00% 5/15/12	BRL	290,000	157,103
	Korea Development Bank 5.30% 1/17/13	USD	195,000	206,514
#	Lloyds TSB Bank 144A 5.80% 1/13/20		435,000	430,972
	PNC Bank 6.875% 4/1/18		250,000	279,035
	PNC Funding 5.25% 11/15/15		225,000	238,501
#•	Rabobank 144A 11.00% 12/29/49		325,000	416,368
	Regions Financial 7.75% 11/10/14		260,000	268,925
	Silicon Valley Bank 5.70% 6/1/12		250,000	255,872
	U.S. Bank North America 4.95% 10/30/14		250,000	269,009
•	USB Capital IX 6.189% 4/15/49		395,000	331,800
	VTB Capital 6.875% 5/29/18		180,000	181,800
	Wachovia
	5.25% 8/1/14		65,000	68,912
	5.625% 10/15/16		230,000	239,674
	Wells Fargo 5.625% 12/11/17		60,000	63,172
•	Wells Fargo Capital XIII 7.70% 12/29/49		495,000	482,625
	Zions Bancorporation
	5.50% 11/16/15		150,000	122,844
	7.75% 9/23/14		55,000	52,850
				8,415,118
Basic Industries – 3.65%
	ArcelorMittal 9.85% 6/1/19		370,000	470,758
	Cytec Industries 6.00% 10/1/15		154,000	166,411
	Dow Chemical 8.55% 5/15/19		430,000	515,101
#	Essar Steel Algoma 144A 9.375% 3/15/15		225,000	227,250
#	Evraz Group 144A 9.50% 4/24/18		249,000	258,649
	Freeport McMoRan Copper & Gold 8.375% 4/1/17		105,000	114,343
#	Hexion Finance Escrow 144A 8.875% 2/1/18		190,000	184,063
	Lubrizol 8.875% 2/1/19		200,000	252,517

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Basic Industries (continued)
#	NewPage 144A 11.375% 12/31/14	USD	135,000	$131,288
	Reliance Steel & Aluminum 6.85% 11/15/36		116,000	107,516
#	Severstal 144A 9.75% 7/29/13		288,000	303,120
	Southern Copper 7.50% 7/27/35		166,000	168,150
	Steel Dynamics 6.75% 4/1/15		95,000	94,406
	Teck Resources
	10.25% 5/15/16		50,000	57,375
	#144A 10.75% 5/15/19		120,000	141,900
	Vale Overseas
	6.875% 11/21/36		160,000	165,098
	6.875% 11/10/39		95,000	97,483
				3,455,428
Brokerage – 2.32%
	Goldman Sachs Group
	5.125% 1/15/15		210,000	221,356
	5.25% 10/15/13		125,000	134,341
	5.95% 1/18/18		75,000	79,123
	6.25% 9/1/17		140,000	150,939
	Jefferies Group
	6.25% 1/15/36		40,000	34,787
	6.45% 6/8/27		275,000	249,298
	LaBranche 11.00% 5/15/12		205,000	211,150
	Lazard Group
	6.85% 6/15/17		162,000	167,829
	7.125% 5/15/15		34,000	36,621
	Morgan Stanley
	6.00% 4/28/15		475,000	511,910
	6.25% 8/28/17		375,000	400,545
				2,197,899
Capital Goods – 2.33%
	Allied Waste North America
	6.875% 6/1/17		25,000	27,039
	7.125% 5/15/16		320,000	345,237
#	BAE Systems Holdings 144A 5.20% 8/15/15		105,000	110,765
	Ball
	7.125% 9/1/16		64,000	67,040
	7.375% 9/1/19		96,000	100,560
#	Clean Harbors 144A 7.625% 8/15/16		175,000	178,500

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
	Graham Packaging
	*9.875% 10/15/14	USD	200,000	$206,750
	#144A 8.25% 1/1/17		120,000	122,400
	Graphic Packaging International 9.50% 8/15/13		245,000	252,963
#	Koppers 144A 7.875% 12/1/19		175,000	179,375
	L-3 Communications Holdings 6.125% 7/15/13		140,000	142,100
#	Owens-Brockway Glass Container 144A
	7.375% 5/15/16		75,000	78,375
	Tyco International Finance 8.50% 1/15/19		190,000	238,696
	USG
	6.30% 11/15/16		140,000	124,600
	#144A 9.75% 8/1/14		35,000	37,275
				2,211,675
Communications – 10.91%
	America Movil 5.625% 11/15/17		56,000	58,659
*	American Tower 7.00% 10/15/17		180,000	200,925
	AT&T 6.50% 9/1/37		335,000	352,155
*	Belo 8.00% 11/15/16		240,000	246,600
#	Charter Communications Operating 144A
	10.875% 9/15/14		180,000	202,500
	Cincinnati Bell 7.00% 2/15/15		85,000	83,088
	Citizens Utilities 7.125% 3/15/19		220,000	209,000
	Comcast
	4.95% 6/15/16		150,000	156,272
	6.50% 1/15/15		180,000	204,492
#	Cox Communications 144A
	5.875% 12/1/16		95,000	102,612
	6.45% 12/1/36		85,000	87,922
	6.95% 6/1/38		130,000	142,274
	8.375% 3/1/39		35,000	44,430
*	Cricket Communications 9.375% 11/1/14		205,000	205,000
*	Crown Castle International 9.00% 1/15/15		185,000	201,419
#	CSC Holdings 144A 8.50% 6/15/15		205,000	217,813
	Deutsche Telekom International Finance
	5.25% 7/22/13		145,000	155,950

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	DirecTV Holdings
	7.625% 5/15/16	USD	455,000	$498,856
	#144A 4.75% 10/1/14		145,000	151,580
	DISH 7.875% 9/1/19		85,000	88,188
	EchoStar 7.125% 2/1/16		115,000	115,863
#	GXS Worldwide 144A 9.75% 6/15/15		235,000	229,125
	Hughes Network Systems/Finance
	9.50% 4/15/14		270,000	277,425
#	Inmarsat Finance 144A 7.375% 12/1/17		100,000	103,125
	Intelsat Bermuda 11.25% 2/4/17		250,000	255,000
	Intelsat Jackson Holdings 11.25% 6/15/16		180,000	192,150
	Interpublic Group
	10.00% 7/15/17		150,000	166,500
	#144A 10.00% 7/15/17		65,000	72,150
	Level 3 Financing 9.25% 11/1/14		85,000	80,113
	MetroPCS Wireless
	*9.25% 11/1/14		190,000	192,138
	#144A 9.25% 11/1/14		10,000	10,113
	Nielsen Finance
	11.50% 5/1/16		15,000	16,875
	11.625% 2/1/14		85,000	95,625
#	Nordic Telephone Holdings 144A
	8.875% 5/1/16		125,000	133,750
	PAETEC Holding 8.875% 6/30/17		95,000	96,544
#	Qwest 144A 8.375% 5/1/16		70,000	77,000
	Shaw Communication 6.75% 11/9/39	CAD	89,000	85,396
	Sprint Nextel 6.00% 12/1/16	USD	335,000	293,125
	Telecom Italia Capital 5.25% 10/1/15		595,000	629,746
	Telesat Canada 11.00% 11/1/15		115,000	129,088
	Time Warner Cable 8.25% 4/1/19		485,000	585,212
	Verizon Communications 6.40% 2/15/38		115,000	120,831
	Videotron
	6.875% 1/15/14		40,000	40,000
	#144A 7.125% 1/15/20	CAD	122,000	118,554
#	VimpelCom 144A 9.125% 4/30/18	USD	210,000	227,850
	Virgin Media Finance 8.75% 4/15/14		21,000	21,683
#	Vivendi 144A
	5.75% 4/4/13		290,000	313,981
	6.625% 4/4/18		147,000	160,540

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	Vodafone Group
	5.00% 9/15/15	USD	95,000	$101,292
	5.375% 1/30/15		815,000	883,148
#	Wind Acquisition Finance 144A
	11.75% 7/15/17		250,000	273,125
	Windstream 8.125% 8/1/13		190,000	200,450
	WPP Finance 8.00% 9/15/14		370,000	424,527
				10,331,779
Consumer Cyclical – 2.75%
	CVS Caremark 6.60% 3/15/19		215,000	239,176
#w	CVS Pass Through Trust 144A 8.353% 7/10/31		218,199	249,925
	Darden Restaurants 6.80% 10/15/37		170,000	181,400
	Ford Motor Credit
	7.25% 10/25/11		150,000	151,894
	7.50% 8/1/12		175,000	177,386
	Goodyear Tire & Rubber 10.50% 5/15/16		195,000	212,550
	International Game Technology 7.50% 6/15/19		110,000	123,908
	Macy’s Retail Holdings 6.65% 7/15/24		430,000	400,975
	MGM Mirage
	13.00% 11/15/13		55,000	63,938
	#144A 10.375% 5/15/14		30,000	33,075
	#144A 11.125% 11/15/17		35,000	39,550
*	OSI Restaurant Partners 10.00% 6/15/15		215,000	204,788
#	Pinnacle Entertainment 144A 8.625% 8/1/17		100,000	100,750
	Ryland Group 8.40% 5/15/17		115,000	124,775
*	Sally Holdings 10.50% 11/15/16		80,000	86,000
#	Volvo Treasury 144A 5.95% 10/1/15		205,000	217,349
				2,607,439
Consumer Non-Cyclical – 4.53%
	Aramark 8.50% 2/1/15		165,000	166,238
	Bausch & Lomb 9.875% 11/1/15		130,000	137,150
	Beckman Coulter
	6.00% 6/1/15		215,000	238,418
	7.00% 6/1/19		65,000	74,932
#	CareFusion 144A 6.375% 8/1/19		370,000	407,642
	Community Health Systems 8.875% 7/15/15		280,000	290,150

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	HCA 9.25% 11/15/16	USD	195,000	$206,213
	HCA PIK 9.625% 11/15/16		136,000	144,500
	Hospira 6.40% 5/15/15		380,000	426,609
	Inverness Medical Innovations 9.00% 5/15/16		80,000	82,000
	Iron Mountain
	8.00% 6/15/20		125,000	127,500
	8.75% 7/15/18		75,000	78,375
*	Jarden 7.50% 5/1/17		130,000	131,300
#	JBS USA Finance 144A 11.625% 5/1/14		14,000	15,820
	Medco Health Solutions 7.125% 3/15/18		280,000	323,216
	Psychiatric Solutions 7.75% 7/15/15		215,000	206,938
	Quest Diagnostics
	5.45% 11/1/15		407,000	448,646
	6.40% 7/1/17		55,000	62,355
	Select Medical 7.625% 2/1/15		85,000	83,725
	Supervalu
	7.50% 11/15/14		130,000	130,975
	8.00% 5/1/16		40,000	40,200
	Tenet Healthcare 7.375% 2/1/13		210,000	209,475
	Yale University 2.90% 10/15/14		250,000	255,486
				4,287,863
Electric – 3.95%
	AES 8.00% 6/1/20		175,000	176,313
	Ameren 8.875% 5/15/14		65,000	75,594
#	American Transmission Systems 144A
	5.25% 1/15/22		115,000	117,830
#	Calpine Construction Finance 144A
	8.00% 6/1/16		195,000	199,875
#	Centrais Eletricas Brasileiras 144A
	6.875% 7/30/19		300,000	314,250
	CMS Energy 6.55% 7/17/17		115,000	118,572
#	EDF 144A 4.60% 1/27/20		180,000	179,371
#	Enel Finance International 144A
	5.125% 10/7/19		305,000	309,653
	Energy Future Holdings 10.875% 11/1/17		50,000	39,750
	Illinois Power 9.75% 11/15/18		469,000	603,120

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
	IPALCO Enterprises 8.625% 11/14/11	USD	33,000	$34,856
#	Majapahit Holding 144A 8.00% 8/7/19		162,000	172,530
	MidAmerican Funding 6.75% 3/1/11		102,000	106,356
	NRG Energy
	7.25% 2/1/14		45,000	45,281
	7.375% 2/1/16		210,000	209,475
	7.375% 1/15/17		50,000	49,813
	Pennsylvania Electric 5.20% 4/1/20		300,000	303,902
	PPL Electric Utilities 7.125% 11/30/13		130,000	150,028
	Public Service of Oklahoma 5.15% 12/1/19		485,000	494,941
	Texas Competitive Electric Holdings
	10.25% 11/1/15		50,000	39,375
				3,740,885
Energy – 5.28%
	Chesapeake Energy
	7.25% 12/15/18		80,000	80,000
	9.50% 2/15/15		230,000	251,850
	Dynergy Holdings 7.75% 6/1/19		40,000	32,200
	El Paso
	7.00% 6/15/17		5,000	5,137
	7.25% 6/1/18		40,000	41,302
	8.25% 2/15/16		100,000	108,250
	Enbridge Energy Partners 9.875% 3/1/19		375,000	488,970
	Energy Transfer Partners 9.70% 3/15/19		240,000	305,838
#	Gaz Capital 144A 9.25% 4/23/19		100,000	114,500
	Massey Energy 6.875% 12/15/13		215,000	214,463
#	Midcontinent Express Pipeline 144A
	5.45% 9/15/14		180,000	188,691
	6.70% 9/15/19		220,000	232,180
	Nexen 7.50% 7/30/39		240,000	272,954
	Noble Energy 8.25% 3/1/19		180,000	218,805
	Petrobras International Finance 5.75% 1/20/20		70,000	69,571
	PetroHawk Energy
	7.875% 6/1/15		45,000	46,350
	9.125% 7/15/13		25,000	26,188
	#144A 10.50% 8/1/14		120,000	133,200

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Plains All American Pipeline
	5.75% 1/15/20	USD	340,000	$352,101
	6.125% 1/15/17		190,000	207,100
	Pride International 8.50% 6/15/19		240,000	276,000
*	Range Resources 8.00% 5/15/19		115,000	123,050
•	TransCanada Pipelines 6.35% 5/15/67		205,000	194,850
	Weatherford International 9.625% 3/1/19		425,000	540,348
#	Woodside Finance 144A
	4.50% 11/10/14		165,000	170,328
	5.00% 11/15/13		60,000	62,805
	8.125% 3/1/14		210,000	243,545
				5,000,576
Finance Companies – 2.62%
	Capital One Bank 8.80% 7/15/19		500,000	607,352
#	CDP Financial 144A
	4.40% 11/25/19		280,000	274,432
	5.60% 11/25/39		250,000	249,151
	General Electric Capital
	5.50% 1/8/20		245,000	243,093
	6.00% 8/7/19		835,000	865,858
#•	ILFC E-Capital Trust II 144A 6.25% 12/21/65		210,000	120,750
	International Lease Finance 6.625% 11/15/13		146,000	122,233
				2,482,869
Insurance – 0.67%
	MetLife 6.817% 8/15/18		15,000	17,114
	Prudential Financial 3.875% 1/14/15		185,000	186,678
#w@‡=	Twin Reefs Pass Through Trust 144A
	1.386% 12/31/49		200,000	0
	UnitedHealth Group
	5.50% 11/15/12		172,000	186,728
	5.80% 3/15/36		63,000	62,038
	6.00% 2/15/18		165,000	177,668
				630,226

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Natural Gas – 0.82%
Enterprise Products Operating
5.00% 3/1/15	USD	65,000	$68,546
•8.375% 8/1/66		145,000	144,271
9.75% 1/31/14		230,000	280,863
Kinder Morgan Energy Partners
6.85% 2/15/20		10,000	11,390
*9.00% 2/1/19		215,000	274,080
			779,150
Real Estate – 0.76%
Developers Diversified Realty 9.625% 3/15/16		150,000	162,873
# Digital Realty Trust 144A 5.875% 2/1/20		95,000	93,587
ProLogis 7.375% 10/30/19		205,000	212,787
Regency Centers 5.875% 6/15/17		95,000	94,151
#• USB Realty 144A 6.091% 12/22/49		200,000	154,500
			717,898
Technology – 0.99%
Adobe Systems 4.75% 2/1/20		140,000	139,944
* First Data 9.875% 9/24/15		310,000	278,225
Freescale Semiconductor 8.875% 12/15/14		265,000	237,175
Xerox
4.25% 2/15/15		140,000	142,648
8.25% 5/15/14		120,000	141,263
			939,255
Total Corporate Bonds (cost $45,137,389)			47,798,060

Municipal Bonds – 0.57%
State of California
7.30% 10/1/39		205,000	195,314
7.55% 4/1/39		345,000	342,133
Total Municipal Bonds (cost $558,312)			537,447

Non-Agency Asset-Backed Securities – 6.29%
#• American Home Mortgage Advance Trust
Series 2009-ADV3 A1 144A 2.186% 10/6/21		140,000	140,532
# Bank of America Auto Trust
Series 2009-3A A4 144A 2.67% 12/15/16		260,000	261,007

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
#	Cabela’s Master Credit Card Trust
	Series 2008-1A A1 144A 4.31% 12/16/13	USD	270,000	$276,231
	Capital Auto Receivables Asset Trust
	Series 2007-3 A3A 5.02% 9/15/11		106,650	108,070
	Series 2008-1 A3A 3.86% 8/15/12		83,862	85,537
	Capital One Multi-Asset Execution Trust
	•Series 2006-A7 A7 0.263% 3/17/14		100,000	99,650
	Series 2007-A7 A7 5.75% 7/15/20		135,000	151,754
	Series 2008-A3 A3 5.05% 2/15/16		305,000	331,811
	Caterpillar Financial Asset Trust
	Series 2007-A A3A 5.34% 6/25/12		32,635	33,169
	Series 2008-A A3 4.94% 4/25/14		130,000	132,827
@	Centex Home Equity
	Series 2005-D AF4 5.27% 10/25/35		105,843	104,879
	Chase Issuance Trust
	Series 2005-A7 A7 4.55% 3/15/13		130,000	134,799
	Series 2008-A9 A9 4.26% 5/15/13		100,000	104,315
	•Series 2009-A2 A2 1.783% 4/15/14		260,000	265,957
	Citibank Credit Card Issuance Trust
	Series 2007-A3 A3 6.15% 6/15/39		165,000	184,719
	•Series 2009-A1 A1 1.983% 3/17/14		185,000	189,463
	Citicorp Residential Mortgage Securities
	Series 2006-3 A5 5.948% 11/25/36		300,000	209,387
	CNH Equipment Trust
	•Series 2007-A A4 0.273% 9/17/12		47,238	47,030
	Series 2008-A A3 4.12% 5/15/12		43,689	44,331
	Series 2008-A A4A 4.93% 8/15/14		145,000	150,678
	Series 2009-C A3 1.85% 12/16/13		60,000	60,354
	Series 2009-C A4 3.00% 8/17/15		175,000	177,186
	Daimler Chrysler Auto Trust
	Series 2008-B A3A 4.71% 9/10/12		105,000	107,860
	Discover Card Master Trust
	Series 2007-A1 A1 5.65% 3/16/20		190,000	209,145
	Series 2008-A4 A4 5.65% 12/15/15		200,000	220,164
#	Dunkin Securitization
	Series 2006-1 A2 144A 5.779% 6/20/31		200,000	195,943
#	Ford Credit Auto Lease Trust
	2010-A A2 144A 1.04% 3/15/13		250,000	249,981

		Principal amount°		Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
	Ford Credit Floorplan Master Owner Trust
	•Series 2009-2 A 1.783% 9/15/14	USD	100,000	$100,260
	•#Series 2010-1 A 144A 1.882% 12/15/14		165,000	165,798
	General Electric Capital Credit Card Master Note
	Trust Series 2009-3 A 2.54% 9/15/14		135,000	136,891
#•	Golden Credit Card Trust
	Series 2008-3 A 144A 1.233% 7/15/17		150,000	150,434
	Harley-Davidson Motorcycle Trust
	Series 2005-2 A2 4.07% 2/15/12		47,736	48,057
	#Series 2006-1 A2 144A 5.04% 10/15/12		47,097	48,321
	Series 2009-4 A3 1.87% 2/15/14		100,000	100,230
	Hyundai Auto Receivables Trust
	Series 2007-A A3A 5.04% 1/17/12		34,239	34,805
	Series 2008-A A3 4.93% 12/17/12		150,000	156,316
	John Deere Owner Trust
	Series 2008-A A3 4.18% 6/15/12		67,794	68,613
•	Merrill Auto Trust Securitization
	Series 2007-1 A4 0.293% 12/15/13		80,000	79,343
	Mid-State Trust
	Series 2005-1 A 5.745% 1/15/40		298,737	284,981
	#Series 2006-1 A 144A 5.787% 10/15/40		207,960	196,913
	World Omni Auto Receivables Trust
	Series 2008-A A3A 3.94% 10/15/12		107,530	109,915
Total Non-Agency Asset-Backed Securities
	(cost $5,735,752)			5,957,656

Non-Agency Collateralized Mortgage Obligations – 3.10%
@•	American Home Mortgage Investment Trust
	Series 2005-2 5A1 5.064% 9/25/35		22,932	19,284
	Bank of America Alternative Loan Trust
	Series 2004-10 1CB1 6.00% 11/25/34		25,805	21,148
	Series 2005-5 2CB1 6.00% 6/25/35		2,659	1,807
	Bank of America Funding Securities
	Series 2005-8 1A1 5.50% 1/25/36		134,480	130,341
	@•Series 2006-H 1A2 3.583% 9/20/46		8,196	1,121
	Citicorp Mortgage Securities
	Series 2006-4 3A1 5.50% 8/25/21		106,970	103,611

Statement of net assets
Delaware Core Plus Bond Fund

		Principal amount°		Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
w	Countrywide Home Loan Mortgage
	Pass Through Trust
	Series 2005-23 A1 5.50% 11/25/35	USD	309,404	$287,504
	@Series 2006-17 A5 6.00% 12/25/36		59,942	53,919
	First Horizon Asset Securities
	Series 2006-3 1A11 6.25% 11/25/36		336,474	329,170
	•Series 2007-AR3 2A2 6.289% 11/25/37		22,615	15,951
#•	GSMPS Mortgage Loan Trust 144A
	Series 1998-2 A 7.75% 5/19/27		127,143	122,454
	Series 1999-3 A 8.00% 8/19/29		265,144	270,120
•	JPMorgan Mortgage Trust
	Series 2007-A1 7A4 5.289% 7/25/35		539,592	219,907
	Lehman Mortgage Trust
	Series 2005-2 2A3 5.50% 12/25/35		146,316	128,271
#	MASTR Reperforming Loan Trust
	Series 2005-1 1A5 144A 8.00% 8/25/34		215,173	205,086
	Residential Asset Mortgage Products
	Series 2004-SL1 A3 7.00% 11/25/31		16,236	16,308
w	Washington Mutual Alternative Mortgage
	Pass Through Certificates
	Series 2005-1 5A2 6.00% 3/25/35		164,760	110,312
w•	Washington Mutual Mortgage Pass
	Through Certificates
	Series 2006-AR10 1A1 5.921% 9/25/36		25,322	18,923
	Series 2007-HY1 1A1 5.677% 2/25/37		145,037	101,269
	Wells Fargo Mortgage Backed Securities Trust
	•Series 2005-AR16 2A1 3.177% 10/25/35		8,268	7,234
	•Series 2005-AR16 6A4 5.001% 10/25/35		333,010	127,674
	Series 2006-1 A3 5.00% 3/25/21		19,219	18,622
	•Series 2006-AR5 2A1 5.541% 4/25/36		46,360	37,816
	•Series 2006-AR6 7A1 5.112% 3/25/36		641,325	578,156
	•Series 2006-AR10 5A1 5.587% 7/25/36		14,760	12,099
Total Non-Agency Collateralized Mortgage
	Obligations (cost $3,399,915)			2,938,107

	Principal amount°		Value (U.S. $)
Regional Authority – 0.02%Δ
Canada – 0.02%
Province of Quebec Canada 4.50% 12/1/19	CAD	19,000	$18,402
Total Regional Authority (cost $18,244)			18,402

«Senior Secured Loans – 2.10%
Aramark
Term Tranche Loan 1.995% 1/26/14	USD	12,544	12,036
Term Tranche Loan B 2.126% 1/26/14		190,744	183,008
Bausch & Lomb
Term Tranche Loan B 3.501% 4/11/15		62,357	60,447
Term Tranche Loan DD 3.501% 4/11/15		15,143	14,679
Chester Downs & Marina Term Tranche Loan
12.375% 12/31/16		112,844	116,793
Community Health Systems
Term Tranche Loan B 2.506% 7/25/14		237,792	224,992
Term Tranche Loan DD 2.506% 7/25/14		12,154	11,557
Flextronics International Term Tranche Loan B
2.501% 10/1/12		168,706	162,843
Ford Motor Term Tranche Loan B
3.259% 12/15/13		242,072	227,361
HCA Term Tranche Loan B 2.501% 11/18/13		49,433	47,119
Level 3 Communication Term Tranche Loan B
11.50% 3/13/14		185,000	200,842
Nuveen Investments
2nd Lien Term Tranche Loan 12.50% 7/9/15		85,000	89,356
Term Tranche Loan B 3.302% 11/13/14		90,702	80,172
Texas Competitive Electric Holdings
Term Tranche Loan B2 3.731% 10/10/14		220,733	181,336
Toys R Us Term Tranche Loan B
4.486% 7/19/12		215,000	214,840
Univision Communications Term Tranche Loan B
2.533% 9/29/14		190,000	164,825
Total Senior Secured Loans (cost $1,751,081)			1,992,206

Statement of net assets
Delaware Core Plus Bond Fund

	Principal amount°		Value (U.S. $)
Sovereign Debt – 1.48%Δ
Brazil – 0.27%
# Banco Nacional de Desenvolvime Economico e
Social 144A 6.369% 6/16/18	USD	100,000	$104,000
Federal Republic of Brazil 12.50% 1/5/22	BRL	250,000	154,841
			258,841
Indonesia – 0.55%
Indonesia Treasury Bond
10.75% 5/15/16	IDR	1,521,000,000	178,298
11.00% 11/15/20	IDR	1,864,000,000	216,289
12.80% 6/15/21	IDR	1,000,000,000	128,945
			523,532
Mexico – 0.36%
Mexican Bonos
9.50% 12/18/14	MXN	450,000	37,847
10.00% 11/20/36	MXN	3,432,000	301,193
			339,040
Poland – 0.19%
Poland Government Bond 5.50% 10/25/19	PLN	550,000	180,818
			180,818
Republic of Korea – 0.11%
# Korea Expressway 144A 4.50% 3/23/15	USD	100,000	101,102
			101,102
Total Sovereign Debt (cost $1,359,778)			1,403,333

Supranational Banks – 1.05%
European Investment Bank
6.125% 1/23/17	AUD	119,000	105,158
9.00% 12/21/18	ZAR	900,000	114,429
^10.225% 10/22/19	BRL	430,000	93,204
^10.902% 3/30/16	TRY	70,000	24,714
11.25% 2/14/13	BRL	500,000	275,995
Inter-American Development Bank
5.375% 5/27/14	AUD	232,000	202,771
International Bank for
Reconstruction & Development
5.75% 8/20/12	MXN	870,000	66,166
5.75% 10/21/19	AUD	128,000	109,140
Total Supranational Banks (cost $961,576)			991,577

	Principal amount°		Value (U.S. $)
U.S. Treasury Obligations – 7.41%
U.S. Treasury Bond 4.50% 8/15/39	USD	55,000	$54,948
U.S. Treasury Inflation Index Notes
1.625% 1/15/15		861,034	906,037
2.00% 1/15/14		474,166	506,987
2.375% 1/15/17		412,997	452,780
U.S. Treasury Notes
2.25% 1/31/15		2,465,000	2,454,211
¥3.375% 11/15/19		2,700,000	2,648,952
Total U.S. Treasury Obligations
(cost $7,027,938)			7,023,915

	Number of shares
Preferred Stock – 0.29%
• PNC Financial Services Group 8.25%		260,000	271,197
Total Preferred Stock (cost $254,259)			271,197

	Principal amount°
≠Discount Note – 9.78%
Federal Home Loan Bank 0.03% 2/1/10	USD	9,267,037	9,267,037
Total Discount Note (cost $9,267,037)			9,267,037

Total Value of Securities Before Securities
Lending Collateral – 107.41% (cost $97,721,567)			101,753,456

	Number of shares
Securities Lending Collateral** – 0.65%
Investment Companies
Mellon GSL DBT II Collateral Fund		446,956	446,956
BNY Mellon SL DBT II Liquidating Fund		167,300	165,594
†@Mellon GSL Reinvestment Trust II		13,372	568
Total Securities Lending Collateral
(cost $627,628)			613,118

Statement of net assets
Delaware Core Plus Bond Fund

Total Value of Securities – 108.06%
(cost $98,349,195)	$102,366,574 ©
Obligation to Return Securities
Lending Collateral** – (0.66%)	(627,628)
Liabilities Net of Receivables and
Other Assets – (7.40%)z	(7,005,836)
Net Assets Applicable to 11,837,870
Shares Outstanding – 100.00%	$94,733,110

Net Asset Value – Delaware Core Plus Bond Fund
Class A ($69,227,786 / 8,654,441 Shares)	$8.00
Net Asset Value – Delaware Core Plus Bond Fund
Class B ($3,780,272 / 472,630 Shares)	$8.00
Net Asset Value – Delaware Core Plus Bond Fund
Class C ($8,042,548 / 1,004,326 Shares)	$8.01
Net Asset Value – Delaware Core Plus Bond Fund
Class R ($5,316,650 / 662,523 Shares)	$8.02
Net Asset Value – Delaware Core Plus Bond Fund
Institutional Class ($8,365,854 / 1,043,950 Shares)	$8.01

Components of Net Assets at January 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$100,857,919
Undistributed net investment income	1,369,508
Accumulated net realized loss on investments	(11,338,968)
Net unrealized appreciation of investments and foreign currencies	3,844,651
Total net assets	$94,733,110

°Principal amount is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
COP — Columbian Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesia Rupiah
INR — Indian Rupee
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PLN — Polish Zloty
SGD — Singapore Dollar
TRY — Turkish Lira
TWD — Taiwan Dollar
USD — United States Dollar
ZAR — South African Rand

•	Variable rate security. The rate shown is the rate as of January 31, 2010.
≠	The rate shown is the effective yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $612,081 of securities loaned.
¥	Fully or partially pledged as collateral for financial futures contracts.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2010.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2010, the aggregate amount of Rule 144A securities was $14,031,483, which represented 14.81% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

Statement of net assets
Delaware Core Plus Bond Fund

@	Illiquid security. At January 31, 2010, the aggregate amount of illiquid securities was $548,272, which represented 0.58% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
^	Zero coupon security. The rate shown is the yield at the time of purchase.
†	Non income producing security.
‡	Non income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2010.
z	Of this amount, $9,319,214 represents payable for securities purchased as of January 31, 2010.

Summary of abbreviations:
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
GNMA — Government National Mortgage Association
GPM — Graduated Payment Mortgage
GSMPS — Goldman Sachs Reperforming Mortgage Securities
MASTR — Mortgage Asset Securitization Transactions, Inc.
PIK — Pay-in-kind
REMIC — Real Estate Mortgage Investment Conduit
S.F. — Single Family
TBA — To be announced
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Core Plus Bond Fund
Net asset value Class A (A)	$8.00
Sales charge (4.50% of offering price) (B)	0.38
Offering price	$8.38

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

1The following foreign currency exchange contracts, financial futures contracts and swap contracts were outstanding at January 31, 2010:

Foreign Currency Exchange Contracts
					Unrealized
Contracts to					Appreciation
Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	42,866	USD	(39,253)	2/19/10	$(1,422)
AUD	201,070	USD	(180,000)	2/19/10	(2,548)
BRL	(454,664)	USD	260,478	2/19/10	20,111
BRL	298,705	USD	(161,288)	2/19/10	(3,372)
CAD	98,030	USD	(94,399)	2/19/10	(2,734)
CAD	216,505	USD	(209,053)	2/19/10	(6,603)
CLP	4,763,450	USD	(9,400)	2/19/10	(300)
CLP	46,243,300	USD	(94,000)	2/19/10	(5,660)
CLP	49,499,750	USD	(95,000)	2/19/10	(439)
CLP	60,480,990	USD	(114,000)	2/19/10	1,539
COP	186,580,000	USD	(95,000)	2/19/10	(1,133)
EUR	3,834	USD	(5,530)	2/19/10	(215)
GBP	(50,703)	USD	81,965	2/19/10	936
GBP	48,817	USD	(78,918)	2/19/10	(903)
IDR	591,238,000	USD	(63,315)	2/19/10	(301)
INR	13,273,624	USD	(285,000)	10/20/10	(3,243)
KRW	158,585,000	USD	(140,000)	2/19/10	(3,238)
KRW	590,230,135	USD	(512,753)	2/19/10	(3,743)
MYR	419,861	USD	(123,000)	2/19/10	(162)
MYR	561,226	USD	(165,553)	2/19/10	(1,356)
NOK	815,897	USD	(144,152)	2/19/10	(6,530)
NOK	1,859,523	USD	(325,473)	2/19/10	(11,815)
NZD	4,119	USD	(2,995)	2/19/10	(109)
NZD	93,375	USD	(66,000)	2/19/10	(572)
PLN	(265,371)	USD	93,162	2/19/10	2,435
PLN	492,666	USD	(172,883)	2/19/10	(4,447)
SGD	346,392	USD	(247,706)	2/19/10	(1,421)
TRY	248,797	USD	(169,032)	2/19/10	(3,379)
TWD	5,257,425	USD	(167,327)	2/12/10	(2,839)
ZAR	639,975	USD	(84,636)	2/19/10	(995)
					$(44,458)

Statement of net assets
Delaware Core Plus Bond Fund

Financial Futures Contracts

	Notional			Unrealized
Contracts to Sell	Proceeds	Notional Value	Expiration Date	Depreciation
(63) U.S. Treasury 5 yr Notes	$(7,306,302)	$(7,337,039)	3/31/10	$(30,737)

Swap Contracts
CDS Contracts

		Annual		Unrealized
Swap Counterparty &		Protection	Termination	Appreciation
Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
Protection Purchased:
JPMorgan Securities
Donnelley (R.R.) 5 yr CDS	$600,000	5.00%	6/20/14	$(102,976)
Penny (J.C.) 5 yr CDS	445,000	1.00%	3/20/15	10,375
Sunoco 5yr CDS	310,000	1.00%	3/20/15	9,183
	$1,355,000			$(83,418)
Protection Sold:
Citigroup Global Markets
MetLife 5 yr CDS	$80,000	5.00%	9/20/14	$3,544
JPMorgan Securities
Macy’s 5 yr CDS	445,000	1.00%	3/20/15	(10,141)
MetLife 5 yr CDS	415,000	1.00%	12/20/14	4,925
UnitedHealth Group 5 yr CDS	110,000	1.00%	12/19/14	2,726
Valero Energy 5 yr CDS	310,000	1.00%	3/20/15	(5,580)
	$1,360,000			$(4,526)
Total				$(87,944)

The use of foreign currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

See accompanying notes

Statement of operations
Delaware Core Plus Bond Fund	Six Months Ended January 31, 2010 (Unaudited)

Investment Income:
Interest	$2,637,598
Dividends	18,195
Securities lending income	1,770	$2,657,563

Expenses:
Management fees	240,558
Distribution expenses – Class A	102,452
Distribution expenses – Class B	20,712
Distribution expenses – Class C	34,371
Distribution expenses – Class R	7,456
Dividend disbursing and transfer agent fees and expenses	96,862
Registration fees	36,598
Reports and statements to shareholders	17,850
Accounting and administration expenses	17,478
Pricing fees	14,493
Audit and tax	8,878
Legal fees	6,408
Custodian fees	5,213
Trustees’ fees	2,541
Insurance fees	1,078
Consulting fees	475
Dues and services	208
Trustees’ expenses	186	613,817
Less fees waived		(155,737)
Less waived distribution expenses – Class A		(17,075)
Less waived distribution expenses – Class R		(1,242)
Total operating expenses		439,763
Net Investment Income		2,217,800

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	$2,492,498
Futures contracts	(140,949)
Swap contracts	18,135
Foreign currencies	237,537
Net realized gain	2,607,221
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	1,481,058
Net Realized and Unrealized Gain on Investments
and Foreign Currencies	4,088,279

Net Increase in Net Assets Resulting from Operations	$6,306,079

See accompanying notes

Statements of changes in net assets
Delaware Core Plus Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/10	7/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,217,800	$3,888,619
Net realized gain (loss) on investments	2,607,221	(1,960,979)
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	1,481,058	5,172,150
Net increase in net assets resulting from operations	6,306,079	7,099,790

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,719,774)	(3,256,911)
Class B	(88,716)	(269,913)
Class C	(143,751)	(260,012)
Class R	(57,805)	(10,191)
Institutional Class	(143,916)	(410,470)
	(2,153,962)	(4,207,497)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,061,603	12,588,852
Class B	46,971	514,698
Class C	2,563,448	1,995,501
Class R	5,252,873	154,475
Institutional Class	5,436,310	576,244

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,338,932	2,395,751
Class B	65,051	205,283
Class C	121,631	207,882
Class R	51,688	9,993
Institutional Class	135,183	323,151
	21,073,690	18,971,830

	Six Months	Year
	Ended	Ended
	1/31/10	7/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(6,202,615)	$(11,835,587)
Class B	(1,031,976)	(3,823,170)
Class C	(780,516)	(2,266,898)
Class R	(308,021)	(44,875)
Institutional Class	(670,202)	(41,228,413)
	(8,993,330)	(59,198,943)
Increase (decrease) in net assets derived from capital
share transactions	12,080,360	(40,227,113)
Net Increase (Decrease) in Net Assets	16,232,477	(37,334,820)

Net Assets:
Beginning of period	78,500,633	115,835,453
End of period (including undistributed net investment
income of $1,369,508 and $1,067,809, respectively)	$94,733,110	$78,500,633

See accompanying notes

Financial highlights
Delaware Core Plus Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended January 31, 2010 and the years ended July 31, 2009 and 2008.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the period shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/101	7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
(Unaudited)
$7.620	$7.260	$7.310	$7.330	$7.670	$7.660

0.204	0.367	0.332	0.305	0.280	0.263
0.375	0.395	(0.038)	0.015	(0.285)	0.086
0.579	0.762	0.294	0.320	(0.005)	0.349

(0.199)	(0.402)	(0.344)	(0.340)	(0.335)	(0.339)
(0.199)	(0.402)	(0.344)	(0.340)	(0.335)	(0.339)

$8.000	$7.620	$7.260	$7.310	$7.330	$7.670

7.66%	11.13%	4.18%	4.40%	(0.05% )	4.60%

$69,228	$64,746	$58,485	$64,620	$76,888	$94,777
0.92%	0.98%	0.95%	1.02%	1.05%	1.08%

1.33%	1.32%	1.24%	1.30%	1.22%	1.18%
5.16%	5.20%	4.47%	4.11%	3.75%	3.38%

4.75%	4.86%	4.18%	3.83%	3.58%	3.28%
223%	244%	331%	338%	260%	283%

Financial highlights
Delaware Core Plus Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended January 31, 2010 and the years ended July 31, 2009 and 2008.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/101	7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
(Unaudited)
$7.620	$7.260	$7.310	$7.330	$7.670	$7.660

0.174	0.314	0.276	0.251	0.228	0.208
0.375	0.396	(0.038)	0.015	(0.285)	0.086
0.549	0.710	0.238	0.266	(0.057)	0.294

(0.169)	(0.350)	(0.288)	(0.286)	(0.283)	(0.284)
(0.169)	(0.350)	(0.288)	(0.286)	(0.283)	(0.284)

$8.000	$7.620	$7.260	$7.310	$7.330	$7.670

7.26%	10.31%	3.40%	3.65%	(0.74% )	3.87%

$3,780	$4,494	$7,472	$10,922	$15,926	$21,847
1.67%	1.73%	1.70%	1.74%	1.75%	1.78%

2.03%	2.02%	1.94%	2.00%	1.92%	1.88%
4.41%	4.45%	3.72%	3.39%	3.05%	2.68%

4.05%	4.16%	3.48%	3.13%	2.88%	2.58%
223%	244%	331%	338%	260%	283%

Financial highlights
Delaware Core Plus Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended January 31, 2010 and the years ended July 31, 2009 and 2008.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/101	7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
(Unaudited)
$7.620	$7.260	$7.310	$7.330	$7.670	$7.660

0.174	0.314	0.276	0.251	0.228	0.208
0.385	0.396	(0.038)	0.015	(0.285)	0.086
0.559	0.710	0.238	0.266	(0.057)	0.294

(0.169)	(0.350)	(0.288)	(0.286)	(0.283)	(0.284)
(0.169)	(0.350)	(0.288)	(0.286)	(0.283)	(0.284)

$8.010	$7.620	$7.260	$7.310	$7.330	$7.670

7.39%	10.31%	3.40%	3.65%	(0.74% )	3.87%

$8,042	$5,813	$5,594	$5,243	$5,747	$7,222
1.67%	1.73%	1.70%	1.74%	1.75%	1.78%

2.03%	2.02%	1.94%	2.00%	1.92%	1.88%
4.41%	4.45%	3.72%	3.39%	3.05%	2.68%

4.05%	4.16%	3.48%	3.13%	2.88%	2.58%
223%	244%	331%	338%	260%	283%

Financial highlights
Delaware Core Plus Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended January 31, 2010 and the years ended July 31, 2009 and 2008.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/101	7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
(Unaudited)
$7.630	$7.260	$7.310	$7.340	$7.680	$7.660

0.194	0.349	0.313	0.289	0.265	0.239
0.385	0.406	(0.037)	0.005	(0.285)	0.096
0.579	0.755	0.276	0.294	(0.020)	0.335

(0.189)	(0.385)	(0.326)	(0.324)	(0.320)	(0.315)
(0.189)	(0.385)	(0.326)	(0.324)	(0.320)	(0.315)

$8.020	$7.630	$7.260	$7.310	$7.340	$7.680

7.66%	11.00%	3.92%	4.02%	(0.25% )	4.41%

$5,317	$235	$93	$206	$323	$136
1.17%	1.23%	1.20%	1.24%	1.25%	1.38%

1.63%	1.62%	1.54%	1.60%	1.52%	1.48%
4.91%	4.95%	4.22%	3.89%	3.55%	3.08%

4.45%	4.56%	3.88%	3.53%	3.28%	2.98%
223%	244%	331%	338%	260%	283%

Financial highlights
Delaware Core Plus Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income2
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return3

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information for the six months ended January 31, 2010 and the years ended July 31, 2009 and 2008.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
1/31/101	7/31/09	7/31/08	7/31/07	7/31/06	7/31/05
(Unaudited)
$7.630	$7.260	$7.310	$7.330	$7.670	$7.660

0.214	0.384	0.350	0.325	0.303	0.286
0.375	0.406	(0.037)	0.015	(0.285)	0.086
0.589	0.790	0.313	0.340	0.018	0.372

(0.209)	(0.420)	(0.363)	(0.360)	(0.358)	(0.362)
(0.209)	(0.420)	(0.363)	(0.360)	(0.358)	(0.362)

$8.010	$7.630	$7.260	$7.310	$7.330	$7.670

7.79%	11.55%	4.44%	4.69%	0.25%	4.91%

$8,366	$3,213	$44,191	$30,693	$27,222	$26,814
0.67%	0.73%	0.70%	0.74%	0.75%	0.78%

1.03%	1.02%	0.94%	1.00%	0.92%	0.88%
5.41%	5.45%	4.72%	4.39%	4.05%	3.68%

5.05%	5.16%	4.48%	4.13%	3.88%	3.58%
223%	244%	331%	338%	260%	283%

Notes to financial statements
Delaware Core Plus Bond Fund	January 31, 2010 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two Series: Delaware Core Plus Bond Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware Core Plus Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term total return, consistent with reasonable risk.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (July 31, 2006 – July 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Notes to financial statements
Delaware Core Plus Bond Fund

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended January 31, 2010.

On July 1, 2009, the Financial Accounting Standard Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the six months ended January 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a Series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Effective December 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.65% of average daily net assets of the Fund until such time as the voluntary expense cap is discontinued. These fee waivers and expense reimbursements apply only to expenses paid directly by the Fund, and may be discontinued at any time because they are voluntary. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. Prior to December 1, 2009, DMC had contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses), did not exceed 0.75% of average daily net assets of the Fund through November 30, 2009. In addition to the expense cap, effective September 11, 2009 until November 30, 2009, DMC had voluntarily agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses) in order to prevent total annual fund operating expenses from exceeding, in an aggregate amount, 0.65% of the Fund’s average daily net assets.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended January 31, 2010, the Fund was charged $2,187 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same

Notes to financial statements
Delaware Core Plus Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above. The contractual waiver is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.

At January 31, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$20,354
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	11,859
Distribution fees payable to DDLP	26,543
Other expenses payable to DMC and affiliates*	7,142

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2010, the Fund was charged $2,906 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2010, DDLP earned $6,454 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2010, DDLP received gross CDSC commissions of $0, $878 and $200 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2010, the Fund made purchases of $76,050,112 and sales of $70,771,629 of investment securities other than U.S. government securities and short-term investments. For the six months ended January 31, 2010, the Fund made purchases of $28,300,691 and sales of $23,398,365 of long-term U.S. government securities.

At January 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2010, the cost of investments was $98,515,317. At January 31, 2010, the net unrealized appreciation was $3,851,257, of which $5,380,821 related to unrealized appreciation of investments and $1,529,564 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$31,811,316	$380,866	$32,192,182
Corporate Debt	—	49,772,709	275,657	50,048,366
Foreign Debt	—	1,977,947	435,365	2,413,312
Municipal Bonds	—	537,447	—	537,447
U.S. Treasury Obligations	7,023,915	—	—	7,023,915
Short-Term	—	9,267,037	—	9,267,037
Securities Lending Collateral	446,956	165,594	568	613,118
Other	—	271,197	—	271,197
Total	$7,470,871	$93,803,247	$1,092,456	$102,366,574

Foreign Currency
Exchange Contracts	$—	$(44,458)	$—	$(44,458)
Financial Futures Contracts	$—	$(30,737)	$—	$(30,737)
Swap Contracts	$—	$(87,944)	$—	$(87,944)

Notes to financial statements
Delaware Core Plus Bond Fund

3. Investments (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed and
		Mortgage-			Securities
		Backed	Corporate		Lending
	Total Fund	Securities	Debt	Foreign Debt	Collateral
Balance as of 7/31/09	$1,094,456	$561,606	$105,451	$427,398	$1
Net realized gain (loss)	1,598	1,671	—	(73)	—
Net change in unrealized
appreciation/depreciation	(170,520)	34,502	(202,374)	(3,215)	567
Purchases	480,707	140,000	117,854	222,853	—
Sales	(65,659)	(4,969)	—	(60,690)	—
Transfers into Level 3	356,176	—	356,176	—	—
Transfers out of Level 3	(604,302)	(351,944)	(101,450)	(150,908)	—
Balance as of 1/31/10	$1,092,456	$380,866	$275,657	$435,365	$568

Net change in unrealized
appreciation/depreciation
from investments still held
as of 1/31/10	$(163,935)	$36,267	$(198,373)	$(2,395)	$566

In January 2010, the FASB issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending July 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2010 and the year ended July 31, 2009 was as follows:

	Six Months Ended	Year Ended
	1/31/10*	7/31/09
Ordinary income	$2,153,962	$4,207,497

*Tax information for the period ended January 31, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$100,857,919
Undistributed ordinary income	1,249,582
Realized gains 8/1/09-1/31/10	1,708,555
Capital loss carryforwards as of 7/31/09	(12,912,138)
Other temporary differences	(158)
Unrealized appreciation on investments,
swap contracts and foreign currencies	3,829,350
Net assets	$94,733,110

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of financial futures contracts, mark-to-market of foreign currency contracts, tax treatment of CDS contracts, tax deferral of losses on straddle and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities and tax treatment of CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2010, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$237,861
Accumulated net realized gain	(237,861)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2009 will expire as follows: $2,497,064 expires in 2012; $1,839,322 expires in 2013; $1,361,936 expires in 2014; $2,664,816 expires in 2015; $2,286,574 expires in 2016 and $2,262,426 expires in 2017.

For the six months ended January 31, 2010, the Fund had capital gains of $1,708,555, which may decrease the capital loss carryforwards.

Notes to financial statements
Delaware Core Plus Bond Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/10	7/31/09
Shares sold:
Class A	764,784	1,785,177
Class B	5,381	72,659
Class C	322,292	285,916
Class R	662,897	22,572
Institutional Class	690,215	80,103

Shares issued upon reinvestment of dividends and distributions:
Class A	178,694	341,447
Class B	8,893	29,385
Class C	18,216	29,633
Class R	7,538	1,419
Institutional Class	17,108	45,251
	2,676,018	2,693,562

Shares repurchased:
Class A	(788,351)	(1,685,046)
Class B	(131,691)	(541,744)
Class C	(98,778)	(323,622)
Class R	(38,709)	(6,054)
Institutional Class	(84,587)	(5,792,288)
	(1,142,116)	(8,348,754)
Net increase (decrease)	1,533,902	(5,655,192)

For the six months ended January 31, 2010 and the year ended July 31, 2009, 88,347 Class B shares were converted to 88,347 Class A shares valued at $693,139 and 194,938 Class B shares were converted to 194,910 Class A shares valued at $1,374,037, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each

Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of January 31, 2010 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Financial Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal

Notes to financial statements
Delaware Core Plus Bond Fund

8. Derivatives (continued)

to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts — The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing their investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended January 31, 2010, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At January 31, 2010, the aggregate unrealized depreciation of credit default swaps was $87,944. The Fund had posted $100,000 as collateral, net of collateral received, for certain open derivatives. If a credit event had occurred for all swap transactions as of January 31, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $5,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the statement of net assets, at January 31, 2010, the notional value of the protection sold was $1,360,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At January 31, 2010, the net unrealized depreciation of the protection sold was $4,526.

Notes to financial statements
Delaware Core Plus Bond Fund

8. Derivatives (continued)

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of January 31, 2010 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Foreign exchange contracts
(Forward Currency Contracts)	Receivables and other assets net of liabilities	$6,066	Liabilities net of receivables and other assets	$(50,524)
Interest rate contracts
(Futures)	Receivables and other assets net of liabilities	—	Liabilities net of receivables and other assets	(30,737)
Credit contracts
(Swaps)	Receivables and other assets net of liabilities	3,544	Liabilities net of receivables and other assets	(91,488)
Total		$9,610		$(172,749)

The effect of derivative instruments on the statement of operations for the six months ended January 31, 2010 was as follows:

			Change in Unrealized
		Realized Gain	Appreciation
		or Loss on	or Depreciation
	Location of Gain or Loss on	Derivatives	on Derivatives
	Derivatives Recognized in	Recognized in	Recognized in
	Income	Income	Income
Foreign exchange contracts
(Forward Currency Contracts)	Net realized gain on foreign currencies/net change in unrealized appreciation/depreciation of investments and foreign currencies	$180,729	$(88,347)
Interest rate contracts
(Futures)	Net realized loss on futures contracts/net change in unrealized appreciation/depreciation of investments and foreign currencies	(140,949)	(14,829)
Credit contracts
(Swaps)	Net realized gain on swap contracts/net change in unrealized appreciation/depreciation of investments and foreign currencies	18,135	(7,904)
Total		$57,915	$(111,080)

9. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon

Notes to financial statements
Delaware Core Plus Bond Fund

9. Securities Lending (continued)

SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2010, the value of the securities on loan was $612,081, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2010, the value of invested collateral was $613,118. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk

The Fund may invest up to 20% of its net assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Notes to financial statements
Delaware Core Plus Bond Fund

12. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

13. Subsequent Events

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2010 through March 15, 2010, the date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)
Delaware Core Plus Bond Fund

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments® Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).

Other Fund information
(Unaudited)
Delaware Core Plus Bond Fund

Board Consideration of New Investment Advisory Agreement (continued)

In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);

  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments® Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments Fund for the same class of shares in another Delaware Investments Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory

Other Fund information
(Unaudited)
Delaware Core Plus Bond Fund

Board Consideration of New Investment Advisory Agreement (continued)

Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement

would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Comparative Expenses. The Trustees also considered expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

Management Profitability. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

Other Fund information
(Unaudited)
Delaware Core Plus Bond Fund

Board Consideration of New Investment Advisory Agreement (continued)

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

Economies of Scale. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments® Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements; (ii) such benefits did not impose a cost or burden on the Funds or their shareholders; and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

Board Review of Macquarie Group. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

Other Fund information
(Unaudited)
Delaware Core Plus Bond Fund

Board Consideration of New Investment Advisory Agreement (continued)

The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

Conclusion. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Core Plus Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Core Plus Bond Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Semiannual report Delaware Inflation Protected Bond Fund January 31, 2010 Fixed income mutual fund
This semiannual report is for the information of Delaware Inflation Protected Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Inflation Protected Bond Fund.

The figures in the semiannual report for Delaware Inflation Protected Bond Fund represent past results, which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The Delaware Inflation Protected Bond Fund prospectus contains this and other important information about the Fund. Prospectuses for all open-end funds in the Delaware Investments®  Family of Funds are available from your financial advisor, online at www.delawareinvestments.com, or by phone at 800 523-1918. Please read the prospectus carefully before you invest or send money.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Inflation Protected Bond Fund at www.delawareinvestments.com.

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On January 4, 2010, Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) were sold by a subsidiary of Lincoln National Corporation to Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. Please see your Fund’s prospectus and any supplements thereto for more complete information.

Investments in Delaware Inflation Protected Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including subsidiaries or related companies, and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type and credit quality breakdown	3
Statement of net assets	4
Statement of operations	11
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	22
Other Fund information	38
About the organization	46

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2010, and are subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2010 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the period August 1, 2009 to January 31, 2010

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2009 to January 31, 2010.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Inflation Protected Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/09	1/31/10	Expense Ratio	8/1/09 to 1/31/10*
Actual Fund return
Class A	$1,000.00	$1,065.20	0.77%	$4.01
Class B	1,000.00	1,061.10	1.52%	7.90
Class C	1,000.00	1,062.10	1.52%	7.90
Institutional Class	1,000.00	1,067.60	0.52%	2.71
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.32	0.77%	$3.92
Class B	1,000.00	1,017.54	1.52%	7.73
Class C	1,000.00	1,017.54	1.52%	7.73
Institutional Class	1,000.00	1,022.58	0.52%	2.65

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2

Security type and credit quality breakdown
Delaware Inflation Protected Bond Fund	As of January 31, 2010

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type	Percentage of net assets
Agency Asset-Backed Security	0.00%
Agency Mortgage-Backed Security	0.00%
Commercial Mortgage-Backed Security	0.15%
Convertible Bond	0.37%
Corporate Bonds	13.89%
Banking	2.41%
Basic Industry	1.32%
Brokerage	0.68%
Capital Goods	0.65%
Communications	2.83%
Consumer Cyclical	1.25%
Consumer Non-Cyclical	1.49%
Electric	0.37%
Energy	1.31%
Financials	1.33%
Insurance	0.12%
Technology	0.13%
Non-Agency Asset-Backed Securities	0.10%
Non-Agency Collateralized Mortgage Obligations	0.02%
U.S. Treasury Obligations	82.69%
Discount Note	1.58%
Total Value of Securities	98.80%
Receivables and Other Assets Net of Liabilities	1.20%
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)*
AAA	85.54%
AA	1.09%
A	2.43%
BBB	2.13%
BB	4.71%
B	3.58%
CCC	0.52%
Total	100.00%

*Bond ratings are determined by independent, nationally recognized statistical rating organizations.

3

Statement of net assets
Delaware Inflation Protected Bond Fund	January 31, 2010 (Unaudited)

	Principal amount (U.S. $)	Value (U.S. $)
Agency Asset-Backed Security – 0.00%
Fannie Mae Whole Loan Series
2001-W2 AS5 6.473% 10/25/31	$5,059	$5,093
Total Agency Asset-Backed Security
(cost $5,047)		5,093

Agency Mortgage-Backed Security – 0.00%
Freddie Mac S.F. 30 yr 8.00% 5/1/31	3,570	4,108
Total Agency Mortgage-Backed Security
(cost $3,855)		4,108

Commercial Mortgage-Backed Security – 0.15%
# Crown Castle Towers Series 2006-1A B
144A 5.362% 11/15/36	450,000	472,500
Total Commercial Mortgage-Backed Security
(cost $373,500)		472,500

Convertible Bond – 0.37%
ProLogis 2.25% exercise price $75.98,
expiration date 4/1/37	1,200,000	1,129,500
Total Convertible Bond (cost $1,137,000)		1,129,500

Corporate Bonds – 13.89%
Banking – 2.41%
Bank of America 5.30% 3/15/17	1,000,000	986,220
JPMorgan Chase Capital XVIII 6.95% 8/17/36	55,000	54,848
JPMorgan Chase Capital XXV 6.80% 10/1/37	210,000	212,258
Korea Development Bank 5.30% 1/17/13	120,000	127,086
•# Rabobank Nederland 144A 11.00% 12/29/49	1,315,000	1,684,687
Regions Financial 7.75% 11/10/14	1,340,000	1,385,997
• USB Capital IX 6.189% 4/15/49	2,360,000	1,982,400
• Wells Fargo Capital XIII 7.70% 12/29/49	1,000,000	975,000
		7,408,496

Basic Industry – 1.32%
# Algoma Acqusition 144A 9.875% 6/15/15	75,000	68,250
ArcelorMittal 9.85% 6/1/19	1,000,000	1,272,319
# Essar Steel Algoma 144A 9.375% 3/15/15	625,000	631,250

4

		Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Freeport-McMoRan Copper & Gold 8.375% 4/1/17	$235,000	$255,910
#	Georgia-Pacific 144A 8.25% 5/1/16	220,000	236,500
#	Hexion Finance Escrow 144A 8.875% 2/1/18	600,000	581,250
#	NewPage 144A 11.375% 12/31/14	425,000	413,313
	Teck Resources
	10.25% 5/15/16	130,000	149,175
	#144A 10.75% 5/15/19	375,000	443,438
			4,051,405
Brokerage – 0.68%
	LaBranche 11.00% 5/15/12	575,000	592,250
	Morgan Stanley
	•2.02% 3/5/18	500,000	431,875
	5.375% 10/15/15	1,000,000	1,057,689
			2,081,814
Capital Goods – 0.65%
#	Graham Packaging 144A 8.25% 1/1/17	990,000	1,009,800
	Graphic Packaging International 9.50% 8/15/13	210,000	216,825
#	Koppers 144A 7.875% 12/1/19	525,000	538,125
#	Owens-Brockway Glass Container
	144A 7.375% 5/15/16	210,000	219,450
			1,984,200
Communications – 2.83%
	Belo 8.00% 11/15/16	715,000	734,663
#	Cablevision Systems 144A 8.625% 9/15/17	125,000	130,000
	Cincinnati Bell 7.00% 2/15/15	245,000	239,488
	Citizens Utilities 7.125% 3/15/19	615,000	584,250
	Cricket Communications
	9.375% 11/1/14	265,000	265,000
	#144A 7.75% 5/15/16	350,000	353,938
	Crown Castle International 9.00% 1/15/15	625,000	680,469
	CSC Holdings 6.75% 4/15/12	76,000	79,420
	EchoStar DBS 7.125% 2/1/16	650,000	654,875
#	Inmarsat Finance 144A 7.375% 12/1/17	210,000	216,563
	Intelsat Jackson Holdings 11.25% 6/15/16	90,000	96,075

5

Statement of net assets
Delaware Inflation Protected Bond Fund

		Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	Interpublic Group
	10.00% 7/15/17	$425,000	$471,750
	#144A 10.00% 7/15/17	215,000	238,650
	MetroPCS Wireless 9.25% 11/1/14	295,000	298,319
#	Qwest 144A 8.375% 5/1/16	205,000	225,500
	Sprint Nextel 6.00% 12/1/16	1,060,000	927,499
	Telecom Italia Capital 5.25% 10/1/15	1,000,000	1,058,398
	Time Warner Cable 8.25% 4/1/19	175,000	211,159
#	Videotron 144A 9.125% 4/15/18	315,000	340,200
#	Wind Acquisition Finance 144A 11.75% 7/15/17	825,000	901,312
			8,707,528
Consumer Cyclical – 1.25%
	Ford Motor Credit 8.00% 6/1/14	1,250,000	1,270,472
	Goodyear Tire & Rubber 10.50% 5/15/16	260,000	283,400
#	Harrah’s Operating Escrow 144A 11.25% 6/1/17	675,000	720,563
#	Invista 144A 9.25% 5/1/12	175,000	177,188
	Macy’s Retail Holdings
	8.875% 7/15/15	105,000	114,975
	10.625% 11/1/10	700,000	745,499
	MGM Mirage
	13.00% 11/15/13	155,000	180,188
	#144A 10.375% 5/15/14	80,000	88,200
	#144A 11.125% 11/15/17	105,000	118,650
	Ryland Group 8.40% 5/15/17	120,000	130,200
			3,829,335
Consumer Non-Cyclical – 1.49%
	ARAMARK 8.50% 2/1/15	465,000	468,488
	Community Health Systems 8.875% 7/15/15	835,000	865,269
	Corrections Corporation of America 7.75% 6/1/17	220,000	227,150
	HCA 9.25% 11/15/16	870,000	920,024
	Inverness Medical Innovations 9.00% 5/15/16	205,000	210,125
	Iron Mountain 8.00% 6/15/20	555,000	566,100
#	RSC Equipment Rental 144A 10.25% 11/15/19	680,000	708,900
	Select Medical 7.625% 2/1/15	135,000	132,975
	SUPERVALU 7.50% 11/15/14	480,000	483,600
			4,582,631

6

	Principal amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Electric – 0.37%
# AES 144A 8.75% 5/15/13	$285,000	$292,125
# Calpine Construction Finance 144A 8.00% 6/1/16	315,000	322,875
Illinois Power 9.75% 11/15/18	10,000	12,860
IPALCO Enterprises 8.125% 11/14/11	45,000	47,531
NRG Energy 7.375% 2/1/16	455,000	453,862
		1,129,253
Energy – 1.31%
Chesapeake Energy 9.50% 2/15/15	905,000	990,974
El Paso 7.00% 6/15/17	425,000	436,648
Forest Oil 7.25% 6/15/19	250,000	252,500
Kinder Morgan Energy Partners
6.85% 2/15/20	55,000	62,647
9.00% 2/1/19	165,000	210,341
Massey Energy 6.875% 12/15/13	960,000	957,600
Noble Energy 8.25% 3/1/19	580,000	705,038
PetroHawk Energy 9.125% 7/15/13	140,000	146,650
Range Resources 8.00% 5/15/19	235,000	251,450
		4,013,848
Financials – 1.33%
Capital One Bank 8.80% 7/15/19	1,045,000	1,269,364
FTI Consulting 7.625% 6/15/13	615,000	627,300
General Electric Capital 5.625% 9/15/17	1,000,000	1,039,126
International Lease Finance
5.625% 9/20/13	625,000	514,681
5.875% 5/1/13	375,000	315,845
6.625% 11/15/13	370,000	309,770
		4,076,086
Insurance – 0.12%
• Prudential Financial 3.74% 6/10/15	400,000	379,168
		379,168
Technology – 0.13%
Freescale Semiconductor 8.875% 12/15/14	465,000	416,175
		416,175
Total Corporate Bonds (cost $39,048,973)		42,659,939

7

Statement of net assets
Delaware Inflation Protected Bond Fund

Principal amount (U.S. $)		Value (U.S. $)
Non-Agency Asset-Backed Securities – 0.10%
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	$36,261	$36,855
Series 2008-A A3 4.94% 4/25/14	150,000	153,262
• Ford Credit Auto Owner Trust Series 2008-A A3B
1.033% 4/15/12	118,660	118,972
Total Non-Agency Asset-Backed Securities
(cost $293,221)		309,089

Non-Agency Collateralized Mortgage Obligations – 0.02%
• Bank of America Mortgage Securities Series
2002-K 2A1 4.305% 10/20/32	7,866	7,201
• Wells Fargo Mortgage-Backed Securities Trust Series
2004-EE 3A1 3.945% 12/25/34	49,663	49,664
Total Non-Agency Collateralized Mortgage
Obligations (cost $56,381)		56,865

U.S. Treasury Obligations – 82.69%
U.S. Treasury Bond 4.50% 8/15/39	6,880,000	6,873,553
U.S. Treasury Inflation Index Bond 3.375% 4/15/32	4,143,784	5,224,404
U.S. Treasury Inflation Index Notes
¥1.625% 1/15/15	50,302,536	52,931,649
2.00% 1/15/14	45,994,092	49,177,757
2.00% 7/15/14	12,279,962	13,169,301
2.00% 1/15/16	41,581,593	44,557,254
2.375% 1/15/17	21,132,584	23,168,244
3.00% 7/15/12	22,739,913	24,653,272
3.375% 1/15/12	26,845,681	28,894,758
U.S. Treasury Note 3.375% 11/15/19	5,440,000	5,337,146
Total U.S. Treasury Obligations
(cost $241,606,578)		253,987,338

≠Discount Note – 1.58%
Federal Home Loan Bank 0.03% 2/1/10	4,850,020	4,850,020
Total Discount Note (cost $4,850,020)		4,850,020

8

Total Value of Securities – 98.80%
(cost $287,374,575)	$303,474,452
Receivables and Other Assets
Net of Liabilities – 1.20%	3,695,466
Net Assets Applicable to 29,184,602
Shares Outstanding – 100.00%	$307,169,918

Net Asset Value – Delaware Inflation Protected Bond Fund
Class A ($123,416,019 / 11,726,550 Shares)	$10.52
Net Asset Value – Delaware Inflation Protected Bond Fund
Class B ($1,954,232 / 185,720 Shares)	$10.52
Net Asset Value – Delaware Inflation Protected Bond Fund
Class C ($58,853,763 / 5,591,623 Shares)	$10.53
Net Asset Value – Delaware Inflation Protected Bond Fund
Institutional Class ($122,945,904 / 11,680,709 Shares)	$10.53

Components of Net Assets at January 31, 2010:
Shares of beneficial interest (unlimited authorization – no par)	$293,827,828
Undistributed net investment income	900,144
Accumulated net realized loss on investments	(3,035,607)
Net unrealized appreciation of investments and foreign currencies	15,477,553
Total net assets	$307,169,918

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2010, the aggregate amount of Rule 144A securities was $11,133,227, which represented 3.62% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of January 31, 2010.
¥	Fully or partially pledged as collateral for financial futures contracts.
≠	The rate shown is the effective yield at time of purchase.

Summary of abbreviations:
CPI — Consumer Price Index
S.F. — Single Family
yr — Year

9

Statement of net assets
Delaware Inflation Protected Bond Fund

Net Asset Value and Offering Price Per Share –
Delaware Inflation Protected Bond Fund
Net asset value Class A (A)	$10.52
Sales charge (4.50% of offering price) (B)	0.50
Offering price	$11.02

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

1The following financial futures contracts and swap contracts were outstanding at January 31, 2010:

Financial Futures Contracts

				Unrealized
Contracts to Buy	Notional Cost	Notional Value	Expiration Date	Depreciation
231 U.S. Long Bond	$28,081,632	$27,445,688	3/22/10	$(635,944)
135 U.S. Treasury
10 yr Notes	16,097,023	15,951,093	3/31/10	(145,930)
	$44,178,655			$(781,874)

Swap Contracts
Inflation Swap Contracts
			Unrealized
Notional Value	Expiration Date	Description	Appreciation
$2,600,000	4/22/14	Agreement with Barclays to receive the notional	$72,838
		amount multiplied by the non-revised CPI and
		to pay the notional amount multiplied by the
		fixed rate of 1.56%.
1,300,000	1/7/19	Agreement with Barclays to receive the notional	86,712
		amount multiplied by the non-revised CPI and
		to pay the notional amount multiplied by the
		fixed rate of 1.60%.
$3,900,000			$159,550

The use of financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in ”Notes to financial statements.”

See accompanying notes

10

Statement of operations
Delaware Inflation Protected Bond Fund	Six Months Ended January 31, 2010 (Unaudited)

Investment Income:
Interest		$6,345,838

Expenses:
Management fees	$605,515
Distribution expenses – Class A	128,070
Distribution expenses – Class B	9,929
Distribution expenses – Class C	246,353
Dividend disbursing and transfer agent fees and expenses	120,636
Accounting and administration expenses	53,768
Registration fees	30,535
Reports and statements to shareholders	23,537
Legal fees	20,403
Audit and tax	11,934
Trustees’ fees	7,763
Pricing fees	3,688
Custodian fees	2,584
Insurance fees	2,577
Dues and services	1,313
Consulting fees	1,222
Trustees’ expenses	527	1,270,354
Less fees waived		(189,009)
Total operating expenses		1,081,345
Net Investment Income		5,264,493

Net Realized and Unrealized Gain on
Investments and Foreign Currencies:
Net realized gain on:
Investments		4,522,373
Futures contracts		2,152,248
Foreign currencies		3,785
Net realized gain		6,678,406
Net change in unrealized appreciation/depreciation of
investments and foreign currencies		4,682,150
Net Realized and Unrealized Gain on
Investments and Foreign Currencies		11,360,556

Net Increase in Net Assets Resulting from Operations		$16,625,049

See accompanying notes

11

Statements of changes in net assets
Delaware Inflation Protected Bond Fund

	Six Months	Year
	Ended	Ended
	1/31/10	7/31/09
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,264,493	$2,095,345
Net realized gain (loss) on investments
and foreign currencies	6,678,406	(9,234,306)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	4,682,150	9,988,753
Net increase in net assets resulting from operations	16,625,049	2,849,792

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,005,059)	(349,273)
Class B	(21,027)	(24,174)
Class C	(526,812)	(125,162)
Institutional Class	(2,656,661)	(1,258,122)

Net realized gain on investments:
Class A	—	(237,138)
Class B	—	(11,734)
Class C	—	(117,172)
Institutional Class	—	(454,453)
	(5,209,559)	(2,577,228)

Capital Share Transactions:
Proceeds from shares sold:
Class A	48,061,927	93,510,828
Class B	330,941	967,035
Class C	19,674,847	38,614,188
Institutional Class	26,647,695	60,824,235

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,746,367	487,920
Class B	18,521	32,934
Class C	420,277	218,538
Institutional Class	2,412,200	1,712,232
	99,312,775	196,367,910

12

	Six Months	Year
	Ended	Ended
	1/31/10	7/31/09
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(14,442,503)	$(30,679,404)
Class B	(376,303)	(1,108,255)
Class C	(3,916,209)	(8,335,904)
Institutional Class	(5,964,363)	(56,612,572)
	(24,699,378)	(96,736,135)
Increase in net assets derived
from capital share transactions	74,613,397	99,631,775
Net Increase in Net Assets	86,028,887	99,904,339

Net Assets:
Beginning of period	221,141,031	121,236,692
End of period (including undistributed (distributions in
excess of) net investment income of $900,144 and
$(478,368), respectively)	$307,169,918	$221,141,031

See accompanying notes

13

Financial highlights
Delaware Inflation Protected Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income3
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

14

Six Months Ended	Year Ended				12/1/042
1/31/101	7/31/09	7/31/08	7/31/07	7/31/06	to
(Unaudited)					7/31/05
$10.080	$10.160	$9.520	$9.540	$9.920	$10.000

0.206	0.124	0.569	0.426	0.576	0.332
0.444	(0.014)	0.576	(0.040)	(0.408)	(0.075)
0.650	0.110	1.145	0.386	0.168	0.257

(0.210)	(0.133)	(0.505)	(0.406)	(0.531)	(0.337)
—	(0.057)	—	—	(0.017)	—
(0.210)	(0.190)	(0.505)	(0.406)	(0.548)	(0.337)

$10.520	$10.080	$10.160	$9.520	$9.540	$9.920

6.52%	1.12%	12.13%	4.13%	1.75%	2.55%

$123,416	$83,771	$19,624	$2,329	$4,276	$2,676
0.77%	0.75%	0.75%	0.76%	0.75%	0.61%

0.91%	0.94%	0.94%	1.10%	1.24%	3.51%
3.95%	1.27%	5.58%	4.46%	5.96%	4.95%

3.81%	1.08%	5.39%	4.12%	5.47%	2.05%
72%	188%	178%	553%	294%	360%

15

Financial highlights
Delaware Inflation Protected Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income3
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

16

Six Months Ended	Year Ended				12/1/042
1/31/101	7/31/09	7/31/08	7/31/07	7/31/06	to
(Unaudited)					7/31/05
$10.020	$10.160	$9.520	$9.540	$9.920	$10.000

0.167	0.051	0.491	0.354	0.503	0.313
0.443	(0.014)	0.574	(0.039)	(0.410)	(0.074)
0.610	0.037	1.065	0.315	0.093	0.239

(0.110)	(0.120)	(0.425)	(0.335)	(0.456)	(0.319)
—	(0.057)	—	—	(0.017)	—
(0.110)	(0.177)	(0.425)	(0.335)	(0.473)	(0.319)

$10.520	$10.020	$10.160	$9.520	$9.540	$9.920

6.11%	0.39%	11.25%	3.37%	0.97%	2.37%

$1,954	$1,886	$2,032	$463	$1,381	$544
1.52%	1.50%	1.50%	1.51%	1.50%	0.88%

1.66%	1.69%	1.69%	1.85%	1.99%	4.25%
3.20%	0.52%	4.83%	3.71%	5.21%	4.68%

3.06%	0.33%	4.64%	3.37%	4.72%	1.31%
72%	188%	178%	553%	294%	360%

17

Financial highlights
Delaware Inflation Protected Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income3
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

18

Six Months Ended	Year Ended				12/1/042
1/31/101	7/31/09	7/31/08	7/31/07	7/31/06	to
(Unaudited)					7/31/05
$10.020	$10.160	$9.520	$9.540	$9.920	$10.000

0.167	0.051	0.492	0.354	0.504	0.314
0.453	(0.014)	0.573	(0.039)	(0.411)	(0.075)
0.620	0.037	1.065	0.315	0.093	0.239

(0.110)	(0.120)	(0.425)	(0.335)	(0.456)	(0.319)
—	(0.057)	—	—	(0.017)	—
(0.110)	(0.177)	(0.425)	(0.335)	(0.473)	(0.319)

$10.530	$10.020	$10.160	$9.520	$9.540	$9.920

6.21%	0.39%	11.25%	3.37%	0.97%	2.37%

$58,854	$40,352	$9,169	$1,095	$1,622	$530
1.52%	1.50%	1.50%	1.51%	1.50%	0.87%

1.66%	1.69%	1.69%	1.85%	1.99%	4.25%
3.20%	0.52%	4.83%	3.71%	5.21%	4.69%

3.06%	0.33%	4.64%	3.37%	4.72%	1.31%
72%	188%	178%	553%	294%	360%

19

Financial highlights
Delaware Inflation Protected Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income3
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return4

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

20

Six Months Ended	Year Ended				12/1/042
1/31/101	7/31/09	7/31/08	7/31/07	7/31/06	to
(Unaudited)					7/31/05
$10.100	$10.160	$9.530	$9.540	$9.920	$10.000

0.219	0.148	0.594	0.450	0.600	0.339
0.455	(0.014)	0.567	(0.030)	(0.409)	(0.076)
0.674	0.134	1.161	0.420	0.191	0.263

(0.244)	(0.137)	(0.531)	(0.430)	(0.554)	(0.343)
—	(0.057)	—	—	(0.017)	—
(0.244)	(0.194)	(0.531)	(0.430)	(0.571)	(0.343)

$10.530	$10.100	$10.160	$9.530	$9.540	$9.920

6.76%	1.36%	12.30%	4.50%	1.99%	2.61%

$122,946	$95,132	$90,412	$40,544	$29,683	$2,052
0.52%	0.50%	0.50%	0.51%	0.50%	0.50%

0.66%	0.69%	0.69%	0.85%	0.99%	3.26%
4.20%	1.52%	5.83%	4.71%	6.21%	5.07%

4.06%	1.33%	5.64%	4.37%	5.72%	2.31%
72%	188%	178%	553%	294%	360%

21

Notes to financial statements
Delaware Inflation Protected Bond Fund	January 31, 2010 (Unaudited)

Delaware Group® Government Funds (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Core Plus Bond Fund and Delaware Inflation Protected Bond Fund. These financial statements and the related notes pertain to Delaware Inflation Protected Bond Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide inflation protection and current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives

22

rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (July 31, 2006 — July 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At January 31, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

23

Notes to financial statements
Delaware Inflation Protected Bond Fund

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended January 31, 2010.

On July 1, 2009, the Financial Accounting Standard Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the six months ended January 31, 2010. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

Effective December 1, 2009, DMC has voluntarily agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and

24

nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.55% of average daily net assets of the Fund until such time as the voluntary expenses cap is discontinued. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These fee waivers and expense reimbursements apply only to expenses paid directly by the Fund, and may be discontinued at any time because they are voluntary. Prior to December 1, 2009, DMC had contractually agreed to waive that portion, if any, of its management fee and/or pay/ reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, short sale and dividend and interest expenses, certain insurance costs, and nonroutine expenses), did not exceed 0.50% of average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended January 31, 2010, the Fund was charged $6,728 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. Institutional Class shares pay no distribution and service expenses.

At January 31, 2010, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$80,586
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	23,049
Distribution fees payable to DDLP	73,876
Other expenses payable to DMC and affiliates*	9,599

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

25

Notes to financial statements
Delaware Inflation Protected Bond Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2010, the Fund was charged $9,038 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2010, DDLP earned $30,965 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2010, DDLP received gross CDSC commissions of $ 0, $953 and $11,592 on redemptions of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2010, the Fund made purchases of $17,167,160 and sales of $12,417,410 of investment securities other than U.S. government securities and short-term investments. For the six months ended January 31, 2010, the Fund made purchases of $148,471,056 and sales of $82,269,592 of long-term U.S. government securities.

At January 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2010, the cost of investments was $288,504,987. At January 31, 2010, net unrealized appreciation was $14,969,465, of which $15,412,411 related to unrealized appreciation of investments and $442,946 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s

26

investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2010:

	Level 1	Level 2	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$—	$847,655	$847,655
Corporate Debt	—	43,789,439	43,789,439
U.S. Treasury Obligations	253,987,338	—	253,987,338
Short-Term	—	4,850,020	4,850,020
Total	$253,987,338	$49,487,114	$303,474,452

Financial Futures Contracts	$—	$(781,874)	$(781,874)
Swap Contracts	$—	$159,550	$159,550

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the FASB issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures will be generally effective for the Fund’s year ending July 31, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2010 and the year ended July 31, 2009 was as follows:

	Six Months Ended	Year Ended
	1/31/10*	7/31/09
Ordinary income	$5,209,559	$2,428,904
Long-term capital gain	—	148,324
Total	$5,209,559	$2,577,228

*Tax information for the period ended January 31, 2010 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

27

Notes to financial statements
Delaware Inflation Protected Bond Fund

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2010, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$293,827,828
Undistributed ordinary income	900,144
Realized gains 8/1/09-1/31/10	735,827
Post-October losses	(891,796)
Capital loss carryforwards as of 7/31/09	(1,125,650)
Other temporary differences	(1,405,450)
Unrealized appreciation on investments,
swap contracts and foreign currencies	15,129,015
Net assets	$307,169,918

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of losses on straddles, tax treatment of U.S. Treasury Inflation Index Securities, mark-to-market on financial futures contracts and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investments from November 1, 2009 through January 31, 2010 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities and tax treatment of U.S. Treasury Inflation Index Securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2010, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$1,323,578
Accumulated net realized gain	(1,323,578)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2009 will expire as follows: $1,125,650 expires in 2017.

For the six months ended January 31, 2010, the Fund had capital gains of $735,827, which may decrease the capital loss carryforwards.

28

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/10	7/31/09
Shares sold:
Class A	4,606,447	9,529,971
Class B	31,563	99,422
Class C	1,886,564	3,964,894
Institutional Class	2,605,427	6,241,103

Shares issued upon reinvestment of dividends and distributions:
Class A	207,060	49,441
Class B	2,184	3,320
Class C	55,798	22,221
Institutional Class	235,922	171,878
	9,630,965	20,082,250

Shares repurchased:
Class A	(1,399,296)	(3,199,126)
Class B	(36,329)	(114,404)
Class C	(378,573)	(861,507)
Institutional Class	(579,643)	(5,893,085)
	(2,393,841)	(10,068,122)
Net increase	7,237,124	10,014,128

For the six months ended January 31, 2010 and the year ended July 31, 2009, 12,895 Class B shares were converted to 12,895 Class A shares valued at $134,906 and 23,875 Class B shares were converted to 23,824 Class A shares valued at $234,437, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

29

Notes to financial statements
Delaware Inflation Protected Bond Fund

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The agreement expires on November 16, 2010. The Fund had no amounts outstanding as of January 31, 2010 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at January 31, 2010.

Financial Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against

30

fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts — The Fund may enter into interest rate swap contracts, index swap contracts, inflation swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

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Notes to financial statements
Delaware Inflation Protected Bond Fund

8. Derivatives (continued)

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Inflation Swaps. Inflation swaps agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the inflation swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended January 31, 2010, the Fund did not enter into CDS contracts as a purchaser of protection or seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment

32

(receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of January 31, 2010 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net		Statement of Net
	Assets Location	Fair Value	Assets Location	Fair Value
Foreign exchange contracts
(Forward currency contracts)	Receivables and other assets net of liabilities	$—	Liabilities net of receivables and other assets	$—

Interest rate contracts
(Futures)	Receivables and other assets net of liabilities	—	Liabilities net of receivables and other assets	(781,874)

Credit contracts
(Swaps)	Receivables and other assets net of liabilities	159,550	Liabilities net of receivables and other assets	—
Total		$159,550		$(781,874)

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Notes to financial statements
Delaware Inflation Protected Bond Fund

8. Derivatives (continued)

The effect of derivative instruments on the statement of operations for the six months ended January 31, 2010 was as follows:

			Change in Unrealized
			Appreciation
		Realized Gain	or Depreciation
	Location of Gain or Loss on	on Derivatives	on Derivatives
	Derivatives Recognized in	Recognized in	Recognized in
	Income	Income	Income
Foreign exchange contracts
(Forward currency contracts)	Net realized gain on foreign currencies/net change in unrealized appreciation/depreciation of investments and foreign currencies	$51	$—
Interest rate contracts
(Futures)	Net realized loss on futures contracts/net change in unrealized appreciation/depreciation of investments and foreign currencies	2,152,248	(1,233,095)
Credit contracts
(Swaps)	Net realized gain on swap contracts/net change in unrealized appreciation/depreciation of investments and foreign currencies	—	89,439
Total		$2,152,299	$(1,143,656)

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less

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(Cash/Overnight Assets). The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of January 31, 2010.

10. Credit and Market Risk

The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.

The Fund may invest up to 10% of its net assets in high yield fixed income securities, which carry ratings of BB or lower by Standard and Poor’s Rating Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

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Notes to financial statements
Delaware Inflation Protected Bond Fund

10. Credit and Market Risk (continued)

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2010, no securities have been determined be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

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12. Sale of Delaware Investments to Macquarie Group

On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, DDLP and DSC, would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

13. Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to January 31, 2010 through March 22, 2010, the date of issuance of the Fund’s financial statements, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information
(Unaudited)
Delaware Inflation Protected Bond Fund

Board Consideration of New Investment Advisory Agreement

At a meeting held on September 3, 2009 (the “Meeting”), the Board of Trustees of the Delaware Investments® Family of Funds (the “Board”), including the independent Trustees, unanimously approved a new investment advisory agreement between each registrant on behalf of each series (each, a “Fund” and together, the “Funds”) and Delaware Management Company (“DMC”) in connection with the sale of Delaware Investments’ advisory business to Macquarie Bank Limited (the “Macquarie Group”) (the “Transaction”). In making its decision, the Board considered information furnished specifically in connection with the approval of the new investment advisory agreements with DMC (the “New Investment Advisory Agreements”) which included extensive materials about the Transaction and matters related to the proposed approvals. To assist the Board in considering the New Investment Advisory Agreements, Macquarie Group provided materials and information about Macquarie Group, including detailed written responses to the questions posed by the independent Trustees. DMC also provided materials and information about the Transaction, including detailed written responses to the questions posed by the independent Trustees.

At the Meeting, the Trustees discussed the Transaction with DMC management and with key Macquarie Group representatives. The Meeting included discussions of the strategic rationale for the Transaction and Macquarie Group’s general plans and intentions regarding the Funds and DMC. The Board members also inquired about the plans for, and anticipated roles and responsibilities of, key employees and officers of Delaware Management Holdings Inc. and DMC in connection with the Transaction.

In connection with the Trustees’ review of the New Investment Advisory Agreements for the Funds, DMC and/or Macquarie Group emphasized that:
  They expected that there would be no adverse changes as a result of the Transaction, in the nature, quality, or extent of services currently provided to the Funds and their shareholders, including investment management, distribution, or other shareholder services.

  No material changes in personnel or operations were contemplated in the operation of DMC under Macquarie Group as a result of the Transaction and no material changes were currently contemplated in connection with third party service providers to the Funds.

  Macquarie Group had no intention to cause DMC to alter the voluntary expense waivers and reimbursements currently in effect for the Funds.

  Under the agreement between Macquarie Group and Lincoln National Corporation (“LNC”) (the “Transaction Agreement”), Macquarie Group has agreed to conduct, and to cause its affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the “1940 Act”) with respect to the Funds, to the extent within its control, including maintaining Board composition of at least 75% of the Board members qualifying as independent Trustees and not imposing any “unfair burden” on the Funds for at least two years from the closing of the Transaction (the “Closing”).
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In addition to the information provided by DMC and Macquarie Group as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Investment Advisory Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, for each Fund, the Trustees determined that the overall arrangements between the Fund and DMC, as provided in the respective New Investment Advisory Agreement, including the proposed advisory fee and the related administration arrangements between the Fund and DMC, were fair and reasonable in light of the services to be performed, expenses incurred, and such other matters as the Trustees considered relevant. Factors evaluated included:
  The potential for expanding distribution of Fund shares through access to Macquarie Group’s existing distribution channels;

  Delaware Investments’ acquisition of an exclusive wholesaling sales force from a subsidiary of LNC;

  The reputation, financial strength, and resources of Macquarie Group as well as its historic and ongoing commitment to the asset management business in Australia as well as other parts of the world;

  The terms and conditions of the New Investment Advisory Agreements, including that each Fund’s total contractual fee rate under the New Investment Advisory Agreement will remain the same;

  The Board’s full annual review (or initial approval) of the current investment advisory agreements at their in-person meeting in May 2009 as required by the 1940 Act and its determination that (i) DMC had the capabilities, resources, and personnel necessary to provide the satisfactory advisory and administrative services currently provided to each Fund and (ii) the advisory and/or management fees paid by each Fund, taking into account any applicable fee waivers and breakpoints, represented reasonable compensation to DMC in light of the services provided, the costs to DMC of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of its reasonable judgment;

  The portfolio management teams for the Funds are not currently expected to change as a result of the Transaction;

  LNC and Macquarie Group were expected to execute a reimbursement agreement pursuant to which LNC and Macquarie Group would agree to pay (or reimburse) all reasonable out-of-pocket costs and expenses of the Funds in connection with the Board’s consideration of the Transaction, the New Investment Advisory Agreements and related agreements, and all costs related to the proxy solicitation (the “Expense Agreement”);
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Other Fund information
(Unaudited)
Delaware Inflation Protected Bond Fund

Board Consideration of New Investment Advisory Agreement (continued)
  The likelihood that Macquarie Group would invest additional amounts in Delaware Investments, including DMC, which could result in increased assets under management, which in turn would allow some Funds the potential opportunity to achieve economies of scale and lower fees payable by Fund shareholders; and

  The compliance and regulatory history of Macquarie Group and its affiliates.
In making their decision relating to the approval of each Fund’s New Investment Advisory Agreement, the independent Trustees gave attention to all information furnished. The following discussion, however, identifies the primary factors taken into account by the Trustees and the conclusions reached in approving the New Investment Advisory Agreements.

Nature, Extent, and Quality of Service. The Trustees considered the services historically provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered that the New Investment Advisory Agreements would be substantially similar to the current investment advisory agreements between the Funds and DMC (the “Current Investment Advisory Agreements”), and therefore, considered the many reports furnished to them throughout 2008 and 2009 at regular Board meetings covering matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of management personnel with the code of ethics adopted throughout the Delaware Investments® Family of Funds complex; and the adherence to fair value pricing procedures as established by the Board. The Trustees were pleased with the current staffing of DMC and the emphasis placed on research and risk management in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to Fund matters.

The Board also considered the transfer agent and shareholder services that would continue to be provided to Fund shareholders by DMC’s affiliate, Delaware Service Company, Inc. (“DSC”). The Trustees noted, in particular, DSC’s commitment to maintain a high level of service as well as DMC’s expenditures to improve the delivery of shareholder services. The Board was assured that shareholders would continue to receive the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments Fund for the same class of shares in another Delaware Investments Fund without a sales charge, to reinvest Fund dividends into additional shares of any of the Funds, and the privilege to combine holdings in other Funds to obtain a reduced sales charge.

Based on the information provided by DMC and Macquarie Group, including that Macquarie Group and DMC currently expected no material changes as a result of the Transaction in (i) personnel or operations of DMC or (ii) third party service providers to the Funds, the Board concluded that the satisfactory nature, extent, and quality of services currently provided to the Funds and their shareholders were very likely to continue under the New Investment Advisory

40

Agreements. Moreover, the Board concluded that the Funds would probably benefit from the expanded distribution resources that would become available to Delaware Investments following the Transaction. The Board also concluded that it was very unlikely that any “unfair burden” would be imposed on any of the Funds for the first two years following the Closing as a result of the Transaction. Consequently, the Board concluded that it did not expect the Transaction to result in any adverse changes in the nature, quality, or extent of services (including investment management, distribution or other shareholder services) currently provided to the Funds and their shareholders.

Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Trustees placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Trustees gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Trustees gave particular weight to their review of investment performance in connection with the approval of the Current Investment Advisory Agreements at the Board meeting held in May 2009. At that meeting, the Trustees reviewed reports prepared by Lipper, Inc., an independent statistical compilation organization (“Lipper”), which showed each Fund’s investment performance as of December 31, 2008 in comparison to a group of funds selected by Lipper as being similar to the Fund (the “Performance Universe”). During the May 2009 agreement review process, the Trustees observed the significant improvements to relative investment performance of the Funds compared to the Funds’ performance as of December 31, 2007.

At their meeting on September 3, 2009, the Trustees, including the independent Trustees in consultation with their independent counsel, reviewed the investment performance of each Fund. The Trustees compared the performance of each Fund relative to that of its respective Performance Universe for the 1-, 3-, 5-, and 10-year periods ended June 30, 2009 and compared its relative investment performance against the corresponding relative investment performance of each Fund for such time periods ended December 31, 2008, to the extent applicable. As of June 30, 2009, 30 of the Funds had investment performance relative to that of the respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for all applicable time periods. At June 30, 2009, an additional 6 Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative investment performance at December 31, 2008 for a majority of the applicable time periods. At June 30, 2009, 15 additional Funds had investment performance relative to that of their respective Performance Universe that was better than the corresponding relative performance at December 31, 2008 and only 29 Funds had poorer relative investment performance at June 30, 2009 compared to that at December 31, 2008.

The Board therefore concluded that the investment performance of the Funds, on an aggregate basis, had continued to improve relative to their respective Performance Universe since the data reviewed at the May 2009 meeting. Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreement

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Other Fund information
(Unaudited)
Delaware Inflation Protected Bond Fund

Board Consideration of New Investment Advisory Agreement (continued)

would likely have an adverse effect on the investment performance of any Fund because (i) DMC and Macquarie Group did not currently expect the Transaction to cause any material change to the Funds’ portfolio management teams responsible for investment performance, which the Board found to be satisfactory and improving; and (ii) as discussed in more detail below, the Funds’ expenses were not expected to increase as a result of the Transaction.

Comparative Expenses. The Trustees also considered expense comparison data for the Funds previously provided in May 2009. At that meeting, DMC had provided the Board with information on pricing levels and fee structures for the Funds and comparative funds. The Trustees focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee limitations. Each Fund’s total expenses were also compared with those of its Expense Group. The Trustees also considered fees paid to Delaware Investments for nonmanagement services. At the September 3, 2009 meeting, DMC advised the Board that the more recent comparative expenses for the Funds remained consistent with the previous review in May 2009 and, consequently, the Trustees concluded that expenses of the Funds were satisfactory.

The Board also considered the Expense Agreement under negotiation in evaluating Fund expenses. The Trustees expected that the Expense Agreement would provide that LNC and Macquarie Group would pay or reimburse the Trusts for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the consideration of the New Investment Advisory Agreements (subject to certain limited exceptions).

Based on information provided by DMC and Macquarie Group, the Board concluded that neither the Transaction nor the New Investment Advisory Agreements likely would have an adverse effect on the Funds’ expenses because (i) each Fund’s contractual fee rates under the New Investment Advisory Agreement would remain the same; (ii) under the Expense Agreement, the Funds would be reimbursed for all reasonable out-of-pocket costs and expenses in connection with the Transaction and the related proxy solicitation (subject to certain limited exceptions); and (iii) the expense ratios of certain Funds might decline as a result of the possible increased investment in Delaware Investments by Macquarie Group, as discussed below under “Economies of Scale.”

Management Profitability. At their meeting on September 3, 2009, the Board evaluated DMC’s profitability in connection with the operation of the Funds. The Board had previously considered DMC’s profitability in connection with the operation of the Funds at its May 2009 meeting. At that meeting, the Board reviewed an analysis that addressed the overall profitability of

42

Delaware Investments’ business in providing management and other services to each of the Funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability.

At the May 2009 meeting, representatives of DMC had stated that the level of profits of DMC, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments (including DMC and its affiliates that provide services to the Funds). The Board considered Delaware Investments’ efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide U.S. Securities and Exchange Commission initiatives. At that meeting, the Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC. At the September 3, 2009 meeting, DMC advised the Board that DMC did not expect the Transaction to affect materially the profitability of Delaware Investments compared to the level of profitability considered during the May 2009 review. Moreover, the Trustees reviewed pro forma balance sheets of certain key companies in Delaware Investments as of June 30, 2009 (which were provided by Macquarie Group and DMC in response to the Trustees’ requests) and evaluated the projections of Delaware Investments’ capitalization following the Transaction for purposes of evaluating the financial ability of Delaware Investments to continue to provide the nature, extent, and quality of services as it had under the Current Investment Advisory Agreement.

Based on information provided by DMC and Macquarie Group, the Board concluded that DMC and Delaware Investments would be sufficiently capitalized following the Transaction to continue the same level and quality of services to the Funds under the New Investment Advisory Agreements as was the case under the Current Investment Advisory Agreements. The Board also concluded that Macquarie Group had sufficient financial strength and resources, as well as an ongoing commitment to a global asset management business, to continue investing in Delaware Investments, including DMC, to the extent that Macquarie Group determined it was appropriate. Finally, because services and costs were expected to be substantially the same (and DMC had represented that, correspondingly, profitability would be about the same), under the New Investment Advisory Agreements as under the Current Investment Advisory Agreements, the Trustees concluded that the profitability of Delaware Investments would not result in an inequitable charge on the Funds or their shareholders. Accordingly, the Board concluded that the fees charged under the New Investment Advisory Agreements would be reasonable in light of the services to be provided and the expected profitability of DMC.

Economies of Scale. The Trustees considered whether economies of scale would be realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale would be reflected in the management fees charged. The Trustees took into account DMC’s practice of maintaining the competitive nature of management fees based on its analysis of fees charged by comparable funds. DMC management believed, and the Board agreed, that the Funds were priced with breakpoints and relatively low management fees to reflect potential economies of scale to Fund shareholders.

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Other Fund information
(Unaudited)
Delaware Inflation Protected Bond Fund

Board Consideration of New Investment Advisory Agreement (continued)

The Board also acknowledged Macquarie Group’s statement that the Transaction would not by itself immediately provide additional economies of scale given Macquarie Group’s limited presence in the U.S. mutual fund market. Nonetheless, the Trustees concluded that additional economies of scale could potentially be achieved in the future if DMC were owned by Macquarie Group as a result of Macquarie Group’s willingness to invest further in Delaware Investments if appropriate opportunities arise. The Board further concluded that potential economies of scale could be achieved as a result of Delaware Investments’ expanded distribution capabilities arising from the Transaction, as well as opportunities that might arise from Macquarie Group’s global asset management business.

Fall-Out Benefits. The Board acknowledged that DMC would continue to benefit from soft dollar arrangements using portfolio brokerage of each Fund that invests in equity securities and that DMC’s profitability would likely be somewhat lower without the benefit of practices with respect to allocating Fund portfolio brokerage for brokerage and research services. The Board also considered that Macquarie Group and Delaware Investments may derive reputational, strategic, and other benefits from their association with the Delaware Investments® Family of Funds, including service relationships with DMC, DSC, and Delaware Distributors, L.P., and evaluated the extent to which Delaware Investments might derive ancillary benefits from Fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of Fund brokerage to improve trading efficiencies. However, the Board concluded that (i) any such benefits under the New Investment Advisory Agreements would not be dissimilar from those existing under the Current Investment Advisory Agreements; (ii) such benefits did not impose a cost or burden on the Funds or their shareholders; and (iii) such benefits would probably have an indirectly beneficial effect on the Funds and their shareholders because of the added importance that DMC and Macquarie Group might attach to the Funds as a result of the fall-out benefits that the Funds conveyed.

Board Review of Macquarie Group. The Trustees reviewed detailed information supplied by Macquarie Group about its operations as well as other information regarding Macquarie Group provided by independent legal counsel to the independent Trustees. Based on this review, the Trustees concluded that Delaware Investments would continue to have the financial ability to maintain the high quality of services required by the Funds. The Trustees noted that there would be a limited transition period during which some services previously provided by LNC to Delaware Investments would continue to be provided by LNC after the Closing, and concluded that this arrangement would help minimize disruption in Delaware Investments’ provision of services to the Funds following the Transaction.

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The Board considered Macquarie Group’s support for Delaware Investments’ plans for Fund distribution by transferring wholesalers from Lincoln Financial Distributors, Inc., LNC’s retail distributor, to Delaware Investments, and Macquarie Group’s current intention to leave the Funds’ other service providers in place. The Board also considered Macquarie Group’s current strategic plans to increase its asset management activities, one of its core businesses, particularly in North America, and its statement that its acquisition of DMC is an important component of this strategic growth and the establishment of a significant presence in the United States. Based in part on the information provided by DMC and Macquarie Group, the Board concluded that Macquarie Group’s acquisition of Delaware Investments could potentially enhance the nature, quality, and extent of services provided to the Funds and their shareholders.

Conclusion. The Board concluded that the advisory fee rate under each New Investment Advisory Agreement was reasonable in relation to the services provided and that execution of the New Investment Advisory Agreement would be in the best interests of the shareholders. For each Fund, the Trustees noted that they had concluded in their most recent advisory agreement continuance considerations in May 2009 that the management fees and total expense ratios were at acceptable levels in light of the quality of services provided to the Funds and in comparison to those of the Funds’ respective peer groups; that the advisory fee schedule would not be increased and would stay the same for all of the Funds; that the total expense ratio had not changed materially since that determination; and that DMC had represented that the overall expenses for each Fund were not expected to be adversely affected by the Transaction. The Trustees also noted, with respect to the Funds that currently had the benefit of voluntary fee limitations, that Macquarie Group had no present intention to cause DMC to alter any voluntary expense limitations or reimbursements currently in effect. On that basis, the Trustees concluded that the total expense ratios and proposed advisory fees for the Funds anticipated to result from the Transaction were acceptable. In approving each New Investment Advisory Agreement, the Board stated that it anticipated reviewing the continuance of the New Investment Advisory Agreement in advance of the expiration of the initial two-year period.

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About the organization

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall
College
Lancaster, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers

David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Inflation Protected Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Inflation Protected Bond Fund and the Delaware Investments Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

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Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

         Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® GOVERNMENT FUND

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 1, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 1, 2010

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 1, 2010